Table of Contents

      USAA Family of Funds                                          1
      Message from the President                                    2
      Investment Review:
         USAA Long-Term Fund                                        4
         USAA Intermediate-Term Fund                               10
         USAA Short-Term Fund                                      16
         USAA Tax Exempt Money Market Fund                         20
         Shareholder Voting Results                                23
      Financial Information:
         Portfolios of Investments:
            Categories and Definitions                             24
            USAA Long-Term Fund                                    26
            USAA Intermediate-Term Fund                            34
            USAA Short-Term Fund                                   51
            USAA Tax Exempt Money Market Fund                      63
         Notes to Portfolios of Investments                        74
         Statements of Assets and Liabilities                      75
         Statements of Operations                                  77
         Statements of Changes in Net Assets                       79
         Notes to Financial Statements                             83









Important Information
Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Tax Exempt Fund, Inc., managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office Copyright)1999, USAA. All rights reserved.










USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets                  Very high               $3,000
 First Start Growth                Moderate to high        $3,000
 Gold                              Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International                     Moderate to high        $3,000
 S&P 500 (Registered Trademark)
  Index                            Moderate                $3,000
 Science & Technology              Very high               $3,000
 Small Cap Stock                   Very high               $3,000
 World Growth                      Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy                 Moderate                $3,000
 Cornerstone Strategy              Moderate                $3,000
 Growth and Tax
  Strategy                         Moderate                $3,000
 Growth Strategy                   Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 High-Yield
  Opportunities                    High                    $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Intermediate-Term
  Bond                             Low to moderate         $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term                         Moderate                $3,000
 Intermediate-Term                 Low to moderate         $3,000
 Short-Term                        Low                     $3,000
 State Bond Income                 Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market                      Very low                $3,000
 Tax Exempt
  Money Market                     Very low                $3,000
 Treasury Money
  Market Trust                     Very low                $3,000
 State Money Market                Very low                $3,000
-------------------------------------------------------------------------------

Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Some income may be subject to state or local taxes or the federal alternative minimum tax.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The Science & Technology Fund may be more volatile than a fund that diversifies across many industries.

The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.











Message from the President



[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD: MICHAEL J.C. ROTH, CFA,
 APPEARS HERE]


FOR AS LONG AS I HAVE MANAGED MONEY
for customers, it has been obvious that few things puzzle or distress them as much as a falling bond market. People generally view bonds as a risk-lowering tool. They add bonds to a portfolio to reduce overall volatility and to create an added buffer with the relatively high income. Some people use bond portfolios as their sole investment. Their thinking is that they will live off the income and not be concerned about market values because they intend to let the bonds mature. These kinds of strategies were much easier to execute before the days of fixed-income mutual funds.

Mutual funds did something for bond investors that had never been done before -- show investors every day what their portfolio was worth. In the process, the funds revealed just how much bond prices can move in a day or a week. No investor likes to see a portfolio lose market value, especially when the investor is thinking in terms of "low risk." The latter part of 1998 and the first three quarters of 1999 have been a period of generally rising interest rates, which has meant falling market prices. Let me tell you how we approach such times.

First, we believe interest-rate movements are nearly impossible to predict with both accuracy and consistency. Second, we believe that most tax-exempt income investors are primarily interested in a high and stable level of income. Since the common way to preserve market value in a period of rising interest rates is to switch to money market investments at much lower yields, the importance of belief one is magnified. And third, we believe experience going back many years indicates that the part of a portfolio that is invested in longer maturities may provide returns that are superior to the money markets.

The chart below shows the one-, five-, and ten-year average annual total returns for our four national tax-exempt funds. Please bear in mind that there are no guarantees here -- just as with all mutual funds.


        Average Annual Total Returns as of September 30, 1999
--------------------------------------------------------------------------
                                        1 Year      5 Years     10 Years
--------------------------------------------------------------------------
USAA Tax Exempt Long-Term Fund           -3.23        6.45         6.93
--------------------------------------------------------------------------
USAA Tax Exempt Intermediate-Term Fund   -1.24        6.23         6.88
--------------------------------------------------------------------------
USAA Tax Exempt Short-Term Fund           2.06        4.90         5.21
--------------------------------------------------------------------------
USAA Tax Exempt Money Market Fund         3.10        3.39         3.67
--------------------------------------------------------------------------

Total return equals income plus share price change and assumes reinvestment of all dividends and capital gains distributions.

The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.

I think the best way to address volatility in bond markets is by allocating some of your portfolio to the short-term part of the market. I believe that the pattern of the average annual total returns shown in the chart above is viable. So, the income part of my portfolio is concentrated in the USAA Tax Exempt Long-Term Fund. If such a strategy leaves you uncomfortable, we have other options. We'll be happy to help you craft a portfolio with which you are comfortable.

Sincerely,



Michael J.C. Roth, CFA
President and
Vice Chairman of the Board

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call for a prospectus. Read it carefully before investing.

Some income may be subject to state or local taxes or the federal alternative minimum tax.









Investment Review

USAA LONG-TERM FUND

OBJECTIVE: Interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests  primarily  in  investment-grade,   tax-exempt
securities with a dollar-weighted average portfolio maturity of ten years or more.

--------------------------------------------------------------------------------
                                                   3/31/99          9/30/99
================================================================================
Net Assets                                    $2,168.2 Million  $2,064.2 Million
Net Asset Value Per Share                           $13.92           $13.05
Tax-Exempt Dividends Per Share Last 12 Months        $.764            $.759
Capital Gains Distributions Per Share Last 12
  Months                                               -                 -
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Six-Month Total Return and 30-Day SEC Yield* as of 9/30/99
================================================================================
        3/31/99 to 9/30/99                    30-Day SEC Yield
            -3.58%(+)                               5.30%
--------------------------------------------------------------------------------

  * Calculated as prescribed by the Securities and Exchange Commission.
(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.


                   Average Annual Compounded Returns with
        Reinvestment of Dividends - Periods Ending September 30, 1999

--------------------------------------------------------------------------------
              Total Return   Equals   Dividend Return   Plus   Price Change
--------------------------------------------------------------------------------
    10 Years      6.93%         =          6.37%          +         .56%
    5 Years       6.45%         =          6.00%          +         .45%
    1 Year       -3.23%         =          5.19%          +       -8.42%
--------------------------------------------------------------------------------




              Annual Total Returns and Compounded Dividend Returns
               for the Ten-Year Period Ending September 30, 1999

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Long-Term Fund for the Ten-year period ended September 30, 1999.

Total Return for Years Ended:
----------------------------
09/30/90        5.68%
09/30/91       13.01%
09/30/92       10.99%
09/30/93       12.77%
09/30/94       -4.32%
09/30/95        9.83%
09/30/96        6.91%
09/30/97       10.02%
09/30/98        9.32%
09/30/99       -3.23%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
09/30/90        7.37%
09/30/91        7.70%
09/30/92        7.04%
09/30/93        6.69%
09/30/94        5.16%
09/30/95        6.70%
09/30/96        6.15%
09/30/97        6.17%
09/30/98        5.83%
09/30/99        5.19%

Change in Share Price:
---------------------
09/30/90       -1.69%
09/30/91        5.31%
09/30/92        3.95%
09/30/93        6.08%
09/30/94       -9.48%
09/30/95        3.13%
09/30/96        0.76%
09/30/97        3.85%
09/30/98        3.49%
09/30/99       -8.42%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals dividend return plus share price change and assumes reinvestment of all dividends and capital gains distributions. Dividend return is the income from dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gains distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gains distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


                      12-Month Dividend Yield Comparison

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Long-Term Fund to the 12 Month Dividend Yield of the Lipper General Municipal Debt Funds Average from 9/30/90 to 9/30/99.

                   USAA Long-Term                  Lipper General Municipal
                    Fund Yield                     Debt Funds Average Yield
                   --------------                  ------------------------
09/30/90              7.38%                                     6.99%
09/30/91              6.93%                                     6.51%
09/30/92              6.45%                                     6.06%
09/30/93              5.83%                                     5.33%
09/30/94              6.01%                                     5.47%
09/30/95              6.13%                                     5.24%
09/30/96              5.95%                                     5.06%
09/30/97              5.67%                                     4.79%
09/30/98              5.40%                                     4.47%
09/30/99              5.82%                                       *


The 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data for periods ending 9/30/90 to 9/30/99.

* Information from Lipper Analytical Services, Inc. was not available at press time.



                        Cumulative Performance Comparison

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Long-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average. The data points from the graph are as follows:

    USAA  Long-Term Fund
  Year                 Amount
--------              -------
09/30/89              $10,000
03/31/90               10,362
09/30/90               10,568
03/31/91               11,238
09/30/91               11,943
03/31/92               12,405
09/30/92               13,256
03/31/93               13,950
09/30/93               14,948
03/31/94               14,280
09/30/94               14,302
03/31/95               15,004
09/30/95               15,708
03/31/96               16,185
09/30/96               16,794
03/31/97               17,238
09/30/97               18,477
03/31/98               19,313
09/30/98               20,200
03/31/99               20,274
09/30/99               19,548

Lehman Brothers Municipal Bond Index
  Year                 Amount
--------              -------
09/30/89              $10,000
03/31/90               10,430
09/30/90               10,680
03/31/91               11,392
09/30/91               12,088
03/31/92               12,531
09/30/92               13,351
03/31/93               14,099
09/30/93               15,053
03/31/94               14,426
09/30/94               14,685
03/31/95               15,498
09/30/95               16,327
03/31/96               16,797
09/30/96               17,313
03/31/97               17,712
09/30/97               18,874
03/31/98               19,610
09/30/98               20,519
03/31/99               20,825
09/30/99               20,376

Lipper General Municipal Debt Funds Average
  Year                 Amount
--------              -------
09/30/89              $10,000
03/31/90               10,340
09/30/90               10,533
03/31/91               11,211
09/30/91               11,911
03/31/92               12,337
09/30/92               13,156
03/31/93               13,936
09/30/93               14,897
03/31/94               14,216
09/30/94               14,362
03/31/95               15,102
09/30/95               15,761
03/31/96               16,195
09/30/96               16,656
03/31/97               16,992
09/30/97               18,122
03/31/98               18,818
09/30/98               19,627
03/31/99               19,734
09/30/99               19,020

Data from 9/30/89 through 9/30/99


The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade tax-exempt bond market. The Lipper General Municipal Debt Funds Average is the average performance level of all general municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index since funds have expenses.









Message from the Manager



[PHOTOGRAPH OF PORTFOLIO MANAGER:  KENNETH E. WILLMANN, CFA, APPEARS HERE]


INTEREST RATE MARKETS
Interest rates on September 30, 1999, were sharply higher than on March 31, 1999. The graph below illustrates this well.


                  Municipal and U.S. Treasury Bond Yields

A chart in the form of a line graph appears here illustrating the yields of the 30-year U.S. Treasury Bond and the Bond Buyer 40-Bond Index (BBI40) from 3/31/99 to 9/30/99.

                30-year             Bond Buyer
                  U.S.               40-Bond
                Treasury           Index (BBI40)
                --------           -------------
03/31/99          5.63%                5.23%
04/15/99          5.53%                5.21%
04/30/99          5.66%                5.28%
05/14/99          5.92%                5.38%
05/31/99          5.83%                5.37%
06/15/99          6.11%                5.53%
06/30/99          5.96%                5.55%
07/15/99          5.92%                5.50%
07/30/99          6.10%                5.59%
08/16/99          6.09%                5.88%
08/31/99          6.06%                5.78%
09/15/99          6.10%                5.86%
09/30/99          6.05%                5.89%

Note: Past performance is no guarantee of future results.


Please note that the top line on the chart on the previous page is the yield of the active 30-year U.S. Treasury bond, or the "long bond" as it is known. This is generally considered the benchmark for long-term interest rates in the United States. The bottom line in the graph represents the yield of the Bond Buyer 40-Bond Index (BBI40), which is the industry standard for the yield of long-term, investment-grade municipal bonds.

This rise is based on the continued robustness of the U.S. economy. The unemployment rate of 4.2% in August was lower than it had been in years. Consumer confidence and spending both continue to be very strong. The strength of the economy has made many people nervous that the inflation rate may begin to go up. The price of crude oil rose over 50% from March 31 to September 30, 1999. So far, this has not been passed through to other prices, as the Consumer Price Index has remained tame. In response to this, the Federal Reserve Open Market Committee raised short-term rates by 0.25% twice, in June and again in August. If the domestic economy does not begin to slow soon, more interest-rate increases may be necessary.

Much of the precipitous fall in Treasury bond rates in 1998 resulted from severe economic problems in much of the developing world -- especially in Asia. While Japan continues to languish, most of the rest of Asia has recovered nicely in 1999. International economic strength also contributes to inflation fears and, hence, to rising interest rates.

One of the most noticeable things in the graph on the previous page is the narrowing of the gap between the long bond and the BBI40. Municipal yields usually are less volatile than those of U.S. Treasuries -- which are among the most volatile bonds in the world. This six-month period was different. There are two reasons: There was a very large issuance of municipal bonds early in the period, and municipal bond prices caught up with earlier declines in Treasury bond prices. Tax-exempt municipal bonds are very attractive compared to U.S. Treasuries on an after-tax basis.

LONG-TERM FUND PERFORMANCE
While past performance is no guarantee of future results, the Fund's annualized dividend distribution yield for the past six months was 5.78%. At press time, Lipper yield data was not available for the same time period. The Fund's total return was -3.58%.




Dividend yield is computed by dividing income dividends paid during the previous six months by the latest month-end net asset value adjusted for capital gains distributions and annualizing the result.

Total  return   equals  income  return  plus  share  price  change  and  assumes reinvestment of all dividends and capital gains distributions.

Your Fund's performance received an Overall Star Rating of five stars in the municipal bond fund category from Morningstar Rating(Trademark) for the period ended September 30, 1999.


                                    * * * * *


TAXABLE EQUIVALENT YIELDS
The table below compares the yield of the USAA Long-Term Fund with a taxable equivalent investment.

  To match the USAA Long-Term Fund's closing 30-day SEC yield of 5.30% and:
--------------------------------------------------------------------------------
  Assuming a marginal federal tax rate of:         28%     31%     36%   39.6%
--------------------------------------------------------------------------------
  A fully taxable investment must pay:            7.37%   7.69%   8.29%  8.78%
--------------------------------------------------------------------------------

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.







Past performance is no guarantee of future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 1999. The ratings are subject to change every month. Morningstar ratings are calculated from the Fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects Fund performance below 90-day T-bill returns. Overall rating is a weighted average of a fund's three-, five-, and ten-year ratings, as applicable. The USAA Long-Term Fund received five, five, and four stars for the three-, five-, and ten-year periods, respectively. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, and the next 35% receive three stars. The Fund was rated among 1,611, 1,241, and 375 funds in the municipal bond fund category for the three-, five-, and ten-year periods, respectively.

Note: Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax.



                            Portfolio Ratings Mix
                             September 30, 1999

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 1999 of the USAA Long-Term Fund to be:

Cash  Equivalents - 1.9%; BBB - 26.2%; BB - 1.2%; AAA - 27.1%; AA - 20.1%; and A
- 23.5%.


The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch IBCA. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for 3.1% and 0.03%, respectively, of the Fund's investments, and are included in their appropriate category above.






See page 26 for a complete listing of the Portfolio of Investments.










Investment Review


USAA INTERMEDIATE-TERM FUND

OBJECTIVE: Interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests  primarily  in   investment-grade   tax-exempt
securities with a dollar-weighted average portfolio maturity of between three and ten years.

--------------------------------------------------------------------------------
                                                  3/31/99           9/30/99
================================================================================
Net Assets                                    $2,344.4 Million  $2,267.9 Million
Net Asset Value Per Share                         $13.39             $12.74
Tax-Exempt Dividends Per Share Last 12 Months      $.701              $.691
Capital Gains Distributions Per Share Last 12
 Months                                              -                 -
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Six-Month Total Return and 30-Day SEC Yield* as of 9/30/99
================================================================================
            3/31/99 to 9/30/99                30-Day SEC Yield
                  -2.31%(+)                         4.94%
--------------------------------------------------------------------------------
  * Calculated as prescribed by the Securities and Exchange Commission.
(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.



              Average Annual Compounded Returns with
    Reinvestment of Dividends - Periods Ending September 30, 1999
---------------------------------------------------------------------------
           Total Return   Equals    Dividend Return   Plus    Price Change
---------------------------------------------------------------------------
10 Years      6.88%          =            6.02%         +          .86%
---------------------------------------------------------------------------
5 Years       6.23%          =            5.64%         +          .59%
---------------------------------------------------------------------------
1 Year       -1.24%          =            5.01%         +        -6.25%
---------------------------------------------------------------------------




              Annual Total Returns and Compounded Dividend Returns
                for the 10-Year Period Ended September 30, 1999

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Intermediate-Term Fund for the 10-year period ended September 30, 1999.

Total Return for Years Ended:
----------------------------
09/30/90        6.71%
09/30/91       11.08%
09/30/92        9.73%
09/30/93       11.87%
09/30/94       -1.17%
09/30/95        9.76%
09/30/96        5.43%
09/30/97        9.07%
09/30/98        8.55%
09/30/99       -1.24%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
09/30/90        7.13%
09/30/91        7.26%
09/30/92        6.54%
09/30/93        6.01%
09/30/94        5.16%
09/30/95        6.04%
09/30/96        5.74%
09/30/97        5.86%
09/30/98        5.60%
09/30/99        5.01%

Change in Share Price:
---------------------
09/30/90       -0.42%
09/30/91        3.82%
09/30/92        3.19%
09/30/93        5.86%
09/30/94       -6.33%
09/30/95        3.72%
09/30/96       -0.31%
09/30/97        3.21%
09/30/98        2.95%
09/30/99       -6.25%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals dividend return plus share price change and assumes reinvestment of all dividends and capital gains distributions. Dividend return is the income from dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gains distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gains distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.



                      12-Month Dividend Yield Comparison

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Intermediate-Term Fund to the 12 Month Dividend Yield of the Lipper Intermediate Municipal Debt Funds Average from 9/30/90 to 9/30/99.

           USAA Intermediate-Term         Lipper Intermediate Municipal
                Fund Yield                   Debt Funds Average Yield
           ----------------------         -----------------------------
09/30/90           6.98%                              6.38%
09/30/91           6.67%                              6.06%
09/30/92           6.07%                              5.55%
09/30/93           5.35%                              4.72%
09/30/94           5.55%                              4.79%
09/30/95           5.50%                              4.66%
09/30/96           5.63%                              4.54%
09/30/97           5.44%                              4.41%
09/30/98           5.22%                              4.19%
09/30/99           5.43%                                *

The 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data for periods ending 9/30/90 to 9/30/99.

* Information from Lipper Analytical Services, Inc. was not available at press time.



                        Cumulative Performance Comparison

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Intermediate-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average. The data points from the graph are as follows:

 USAA Intermediate-Term Fund
 Year                 Amount
--------              -------
09/30/89              $10,000
03/31/90               10,380
09/30/90               10,671
03/31/91               11,241
09/30/91               11,852
03/31/92               12,280
09/30/92               13,006
03/31/93               13,666
09/30/93               14,549
03/31/94               14,085
09/30/94               14,379
03/31/95               14,953
09/30/95               15,782
03/31/96               16,145
09/30/96               16,638
03/31/97               17,081
09/30/97               18,147
03/31/98               18,890
09/30/98               19,698
03/31/99               19,913
09/30/99               19,453

Lehman Brothers Municipal Bond Index
 Year                 Amount
--------              -------
09/30/89              $10,000
03/31/90               10,430
09/30/90               10,680
03/31/91               11,392
09/30/91               12,088
03/31/92               12,531
09/30/92               13,351
03/31/93               14,099
09/30/93               15,053
03/31/94               14,426
09/30/94               14,685
03/31/95               15,498
09/30/95               16,327
03/31/96               16,797
09/30/96               17,313
03/31/97               17,712
09/30/97               18,874
03/31/98               19,610
09/30/98               20,519
03/31/99               20,825
09/30/99               20,376

Lipper Intermediate Municipal Debt Funds Average
 Year                 Amount
--------              -------
09/30/89              $10,000
03/31/90               10,347
09/30/90               10,621
03/31/91               11,198
09/30/91               11,760
03/31/92               12,135
09/30/92               12,850
03/31/93               13,461
09/30/93               14,219
03/31/94               13,840
09/30/94               14,064
03/31/95               14,632
09/30/95               15,315
03/31/96               15,655
09/30/96               16,017
03/31/97               16,359
09/30/97               17,200
03/31/98               17,733
09/30/98               18,443
03/31/99               18,635
09/30/99               18,315

Data from 9/30/89 through 9/30/99

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Funds Average is the average performance level of all intermediate municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index since funds have expenses.











Message from the Manager


[PHOTOGRAPH OF PORTFOLIO MANAGER: CLIFFORD A. GLADSON, CFA, APPEARS HERE]


CREDIT MARKET REVIEW
Since our report of March 31, 1999, interest rates have continued to rise as market participants tried to anticipate the reaction of the Federal Reserve to robust economic growth during a period of low inflation. Between March 31, 1999, and September 30, 1999, the yield on ten-year AA rated municipal bonds increased 0.65%.

FUND PERFORMANCE
While past performance is no guarantee of future results, for the first six months of the fiscal year, March 31 to September 30, the Fund's six-month total return was -2.31%. During this period, the Fund's share price fell $0.65 to $12.74. However, over the last six months, your Fund's annualized dividend yield increased to 5.40%.

Your Fund's performance received an Overall Star Rating of five stars in the municipal bond fund category from Morningstar Rating(Trademark) for the period ended September 30, 1999.


                                    * * * * *


Total  return   equals  income  return  plus  share  price  change  and  assumes reinvestment of all dividends and capital gains distributions.

Dividend yield is computed by dividing income dividends paid during the previous six months by the latest month-end net asset value adjusted for capital gains distributions and annualizing the result.

Past performance is no guarantee of future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 1999. The ratings are subject to change every month. Morningstar ratings are calculated from the Fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects Fund performance below 90-day T-bill returns. Overall rating is a weighted average of a fund's three-, five-, and ten-year ratings, as applicable. The USAA Intermediate-Term Fund received five stars for the three-, five-, and ten-year periods, respectively. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, and the next 35% receive three stars. The Fund was rated among 1,611, 1,241, and 375 funds in the municipal bond fund category for the three-, five-, and ten-year periods, respectively.

SILVER LINING
This is the third bear market for bonds that I have had to weather over the last 12 years. While repetition has not made the experience more bearable, it has forged my resolve. I remain committed to managing your Fund with an income orientation. This means that the rise in interest rates is an opportunity to position the portfolio to enhance the level of tax-exempt dividends. My concentration on tax-exempt income reflects the mathematical nature of bonds, the Federal Income Tax Code, and the behavior of the fixed-income market.

Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. At maturity, barring a credit disaster, a bond pays off at face value. The tax-exempt income earned depends on the bond's yield at the time of purchase.

The table on page 10 shows the sources of total return for the USAA Intermediate-Term Fund over the last one, five, and ten years. Notice that the tax-exempt dividend return is the dominant component of long-term total return. This table encourages the fixed-income investor to look beyond the short-term price decline caused by rising interest rates and see the silver lining of higher long-term income distributions. The three graphs on page 10 further illustrate how the dividend return and yearly price fluctuation combine to produce annual total returns. Besides dominating long-term total return, income distributions help smooth out the annualized total return.




                         Components of Total Return:
                    US Treasury Intermediate Government Bonds
                                   1646 - 1998

A chart in the form of a line graph appears here, illustrating the sources of return for $1.00 invested in 10-year Treasury bonds over the last 53 years.

               Principal          Coupons        Reinvested          Inflation
                 Price             Price           Price              Price
               ----------       -----------     -------------       ----------
1946              1.00              .01              .00               1.18
1950              1.00              .07              .00               1.37
1954              1.00              .15              .01               1.47
1958               .93              .26              .03               1.59
1962               .95              .41              .10               1.67
1966               .90              .56              .17               1.81
1970               .86              .77              .37               2.18
1974               .84              .99              .69               2.85
1978               .81             1.23             1.19               3.72
1982               .78             1.56             2.59               5.36
1986               .89             1.88             5.59               6.07
1990               .87             2.16             8.32               7.35
1994               .88             2.39            11.54               8.23
1998               .99             2.62            17.49               9.02


This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA Family of funds.

Two market factors shape my income-oriented portfolio strategy. First, to my knowledge, no one has consistently been able to predict the movement in interest rates. This makes market timing a losing proposition. Consequently, the Fund tends to be fully invested. When I do trade bonds, it is to take advantage of interest-rate movements that can increase a fund's dividend distribution yield. I carefully manage trading activity to minimize taxable capital gains distributions, if any. Common sense dictates that taxpayers value tax-exempt income over taxable capital gains distributions.

The second market factor that influences portfolio strategy is that yields for municipal bonds tend to increase as bond maturity lengthens. This means, in order to earn a high level of income, the Fund's weighted average maturity will usually be near its upper limit.

MARKET OUTLOOK
While I firmly believe that no one can consistently predict the short-term movements in interest rates, I do feel that this interest-rate cycle is slowly approaching its peak. I will continue the Fund's concentration on its objective of providing investors with interest income that is exempt from federal income tax.

TAXABLE EQUIVALENT YIELDS
The table below compares the yield of the USAA Intermediate-Term Fund with a taxable equivalent investment.


                   To match the USAA Intermediate-Term Fund's
                     closing 30-day SEC yield of 4.94% and:
--------------------------------------------------------------------------------
  Assuming a marginal federal tax rate of:        28%     31%     36%    39.6%
--------------------------------------------------------------------------------
  A fully taxable investment must pay:           6.86%   7.16%   7.72%   8.18%
--------------------------------------------------------------------------------
This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.





Note: Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax.


                             Portfolio Ratings Mix
                               September 30, 1999

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 1999 of the USAA Intermediate-Term Fund to be:

A - 24.4%;  Cash Equivalents - 1.7%; BBB - 25.3%; BB - 0.4%; AAA - 31.3%; and AA
- 16.9%.


The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch IBCA. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA, A, and BBB account for 2.6%, 0.01%, and 1.5%, respectively, of the Fund's investments, and are included in their appropriate category above.






See page 34 for a complete listing of the Portfolio of Investments.










Investment Review


USAA SHORT-TERM FUND

OBJECTIVE: Interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:   Invests  primarily  in  investment-grade,   tax-exempt
securities with a dollar-weighted average portfolio maturity of three years or less.

--------------------------------------------------------------------------------
                                                    3/31/99          9/30/99
================================================================================
Net Assets                                    $1,033.6 Million  $1,019.2 Million
Net Asset Value Per Share                          $10.72            $10.54
Tax-Exempt Dividends Per Share Last 12 Months      $.490              $.479
Capital Gains Distributions Per Share Last 12
  Months                                             -                  -
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Six-Month Total Return and 30 Day SEC Yield* as of 9/30/99
================================================================================
          3/31/99 to 9/30/99                  30-Day SEC Yield
                .52%(+)                              4.11%
--------------------------------------------------------------------------------

  * Calculated as prescribed by the Securities and Exchange Commission.
(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.


                   Average Annual Compounded Returns with
        Reinvestment of Dividends - Periods Ending September 30, 1999
--------------------------------------------------------------------------------
            Total Return     Equals    Dividend Return     Plus    Price Change
--------------------------------------------------------------------------------
10 Years       5.21%            =            5.08%           +          .13%
--------------------------------------------------------------------------------
5 Years        4.90%            =            4.71%           +          .19%
--------------------------------------------------------------------------------
1 Year         2.06%            =            4.47%           +        -2.41%
--------------------------------------------------------------------------------


              Annual Total Returns and Compounded Dividend Returns
                for the Ten-Year Period Ended September 30, 1999

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Short-Term Fund for the Ten-year period ended September 30, 1999.

Total Return for Years Ended:
----------------------------
09/30/90        5.74%
09/30/91        7.60%
09/30/92        6.71%
09/30/93        5.95%
09/30/94        1.70%
09/30/95        6.41%
09/30/96        4.51%
09/30/97        5.95%
09/30/98        5.62%
09/30/99        2.06%

**Compounded Dividend Yield for Years Ended:
-------------------------------------------
09/30/90        6.61%
09/30/91        6.44%
09/30/92        5.37%
09/30/93        4.63%
09/30/94        4.22%
09/30/95        4.88%
09/30/96        4.79%
09/30/97        4.72%
09/30/98        4.69%
09/30/99        4.47%

Change in Share Price:
---------------------
09/30/90       -0.87%
09/30/91        1.16%
09/30/92        1.34%
09/30/93        1.32%
09/30/94       -2.52%
09/30/95        1.53%
09/30/96       -0.28%
09/30/97        1.23%
09/30/98        0.93%
09/30/99       -2.41%

** Compounded Dividend yield calculation includes only income distributions.


Total return equals dividend return plus share price change and assumes reinvestment of all dividends and capital gains distributions. Dividend return is the income from dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gains distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gains distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.




                    12-Month Dividend Yield Comparison

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Short-Term Fund to the 12 Month Dividend Yield of the Lipper Short-Term Municipal Debt Funds Average from 9/30/90 to 9/30/99.

               USAA Short-Term              Lipper Short-Term Municipal
                 Fund Yield                  Debt Funds Average Yield
               ---------------              ---------------------------
9/30/90             6.51%                              6.20%
9/30/91             6.14%                              5.80%
9/30/92             5.15%                              4.92%
9/30/93             4.44%                              4.02%
9/30/94             4.30%                              3.81%
9/30/95             4.65%                              4.17%
9/30/96             4.71%                              4.14%
9/30/97             4.54%                              4.10%
9/30/98             4.52%                              3.96%
9/30/99             4.55%                                *

The 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions. The graph represents data for periods ending 9/30/90 to 9/30/99.

* Information from Lipper Analytical Services, Inc. was not available at press time.



                        Cumulative Performance Comparison

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Short-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Short-Term Municipal Debt Funds Average. The data points from the graph are as follows:

   USAA Short-Term Fund
 Year                 Amount
--------              -------
09/30/89              $10,000
03/31/90               10,319
09/30/90               10,574
03/31/91               10,966
09/30/91               11,377
03/31/92               11,743
09/30/92               12,141
03/31/93               12,492
09/30/93               12,863
03/31/94               12,850
09/30/94               13,082
03/31/95               13,430
09/30/95               13,921
03/31/96               14,213
09/30/96               14,549
03/31/97               14,880
09/30/97               15,414
03/31/98               15,825
09/30/98               16,281
03/31/99               16,530
09/30/99               16,616

Lehman Brothers Municipal Bond Index
 Year                 Amount
--------              -------
09/30/89              $10,000
03/31/90               10,430
09/30/90               10,680
03/31/91               11,392
09/30/91               12,088
03/31/92               12,531
09/30/92               13,351
03/31/93               14,099
09/30/93               15,053
03/31/94               14,426
09/30/94               14,685
03/31/95               15,498
09/30/95               16,327
03/31/96               16,797
09/30/96               17,313
03/31/97               17,712
09/30/97               18,874
03/31/98               19,610
09/30/98               20,519
03/31/99               20,825
09/30/99               20,376

Lipper Short-Term Municipal Debt Funds Average
 Year                 Amount
--------              -------
09/30/89              $10,000
03/31/90               10,322
09/30/90               10,625
03/31/91               11,023
09/30/91               11,397
03/31/92               11,736
09/30/92               12,135
03/31/93               12,451
09/30/93               12,733
03/31/94               12,804
09/30/94               12,991
03/31/95               13,278
09/30/95               13,697
03/31/96               13,977
09/30/96               14,239
03/31/97               14,502
09/30/97               14,924
03/31/98               15,258
09/30/98               15,657
03/31/99               15,928
09/30/99               16,008

Data from 9/30/89 through 9/30/99


The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade tax-exempt bond market. The Lipper Short-Term Municipal Debt Funds Average is the average performance level of all short-term municipal debt funds, as computed by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index since funds have expenses.










Message from the Manager


[PHOTOGRAPH OF PORTFOLIO MANAGER: CLIFFORD A. GLADSON, CFA, APPEARS HERE]


CREDIT  MARKET  REVIEW
During the first six months of the Fund's fiscal year ending March 31, 1999, the Federal Reserve increased short-term interest rates by 0.50%. While inflation remained tame, the Federal Reserve was concerned that higher-than-expected economic growth and a tight labor market would lead to higher prices. This prompted a general rise in interest rates, and the yield on five-year AA rated municipal bonds jumped 0.62%.

FUND PERFORMANCE
While past performance is no guarantee of future results, for the first six months of the fiscal year, March 31 to September 30, the Fund's six-month total return was 0.52%. During this period, the Fund's share price fell $0.18 to $10.54. However, over the last six months, your Fund's annualized dividend yield increased to 4.46%.

Your Fund's performance received an Overall Star Rating of five stars in the municipal bond fund category from Morningstar Rating(TM) for the period ended September 30, 1999.


                                    * * * * *


SERVING TWO MASTERS
The USAA Short-Term Fund is managed to distribute a high level of tax-exempt income while maintaining a weighted average maturity of less than three years. Many of the Fund's shareholders correctly assume an additional investment goal -- that a short-term bond fund will exhibit a relatively low level of price volatility. These two goals are not naturally compatible.

All else being equal, the credit market demands a higher level of income payments for bonds with longer maturities. However, as the bond maturity increases, the price volatility increases.

Fortunately, there is a class of municipal security that helps me manage the competing demands of income and price stability -- the variable-rate demand note
(VRDN). VRDNs possess a demand feature that provides the owner the option to sell the bonds back to the issuer at par (100% of face value) with a notice of seven days or less. The demand feature is usually supported by a letter of credit from a large bank. The interest rates paid by VRDNs are adjusted daily or weekly based on the demand feature. VRDNs react very quickly to changes in short-term interest rates. However, due to the short time between interest rate adjustments and demand periods, VRDNs exhibit very low price volatility. Depending on market conditions, the Fund typically holds between 15% and 30% of its assets in VRDNs to help capture rises in interest rates and reduce the volatility of the share price.

Although past performance is no guarantee of future results, VRDNs have contributed to the Fund's ability to achieve positive total return in each of the Fund's fiscal years since inception.

Total  return   equals  income  return  plus  share  price  change  and  assumes reinvestment  of dividends and capital gains  distributions.

Dividend yield is computed by dividing income dividends paid during the previous six months by the latest month-end net asset value adjusted for capital gains distributions and annualizing the result.

Past performance is no guarantee of future results. Morningstar proprietary ratings reflect historical risk-adjusted performance as of September 30, 1999. The ratings are subject to change every month. Morningstar ratings are calculated from the Fund's three-, five-, and ten-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments and a risk factor that reflects Fund performance below 90-day T-bill returns. Overall rating is a weighted average of a fund's three-, five-, and ten-year ratings, as applicable. The USAA Short-Term Fund received five stars for the three-, five-, and ten-year periods, respectively. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, and the next 35% receive three stars. The Fund was rated among 1,611, 1,241, and 375 funds in the municipal bond fund category for the three-, five-, and ten-year periods, respectively.

MARKET OUTLOOK
While the increase in short-term interest rates may go on for a while, I plan to continue to concentrate on the Fund's objective of providing investors with interest income that is exempt from federal income tax.

TAXABLE EQUIVALENT YIELDS
The table below compares the yield of the USAA Short-Term Fund with a taxable equivalent investment.

To match the USAA Short-Term Fund's closing 30-day SEC yield of 4.11% and:
--------------------------------------------------------------------------------
  Assuming a marginal federal tax rate of:       28%     31%     36%     39.6%
--------------------------------------------------------------------------------
  A fully taxable investment must pay:          5.71%   5.95%   6.42%    6.80%
--------------------------------------------------------------------------------

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.


                             Portfolio Ratings Mix
                               September 30, 1999

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 1999 of the USAA Short-Term Fund to be:

AAA - 22.4%; AA - 7.7%; A - 25.3%; Cash Equivalents - 25.8%; BBB - 18.2%; and BB
- 0.6%.

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch IBCA. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA, A, and BBB account for 2.5%, 1.6%, and 2.3%, respectively, of the Fund's investments, and are included in their appropriate category above.

Note: Some income may be subject to federal, state, or local taxes, or the federal alternative minimum tax. See page 51 for a complete listing of the Portfolio of Investments.









Investment Review

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE: Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: Invests primarily in high-quality tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

* An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
                                             3/31/99             9/30/99
================================================================================
  Net Assets                            $1,767.0 Million     $1,810.3 Million
  Net Asset Value Per Share                  $1.00                $1.00
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Average Annual Total Returns and 7-Day Yield as of 9/30/99
================================================================================
 3/31/99 to 9/30/99     1 Year        5 Years      10 Years      7-Day Yield
      1.56%(+)          3.10%         3.39%         3.67%          3.50%
--------------------------------------------------------------------------------
(+) Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

Total return equals income return and assumes reinvestment of all dividends and capital gains distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gains distributions. Past performance is no guarantee of future results. Yields and returns fluctuate. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.



                            7-Day Yield Comparison

A chart in the form of a line graph appears here illustrating the comparison of the 7-day Yield of the USAA Tax Exempt Money Market Fund and the IBC Financial Data, Inc. SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds.

                      USAA Tax Exempt
                     Money Market Fund                 IBC Financial Data, Inc.
                     -----------------                 -----------------------
09/29/98                     3.70%                              3.21%
10/27/98                     3.15%                              2.69%
11/24/98                     3.27%                              2.75%
12/29/98                     3.46%                              2.95%
01/26/99                     2.84%                              2.42%
02/22/99                     2.73%                              2.27%
03/29/99                     2.92%                              2.45%
04/26/99                     3.25%                              2.74%
05/31/99                     3.13%                              2.66%
06/28/99                     3.36%                              2.91%
07/26/99                     2.99%                              2.55%
08/30/99                     3.06%                              2.65%
09/27/99                     3.44%                              3.01%

Data represent the last Monday of each month.
Ending date 9/27/99

The graph tracks the Fund's 7-day yield against IBC Financial Data, Inc. SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields.










Message from the Manager


[PHOTOGRAPH OF PORTFOLIO MANAGER:  THOMAS G. RAMOS, CFA, APPEARS HERE]

OVERVIEW
Since our last shareholder report, interest rates have trended upward. Long-term U.S. Treasury bond yields have moved from 5.60% at the end of March to 6.10% in early October. One-year Treasury bill yields have moved from 4.70% in March to 5.20% in October. One-year tax-exempt yields have moved from 3.05% in March to 3.73% in October.

The upward movement in U.S. Treasury yields reflects a modestly growing domestic economy and the Federal Reserve's increase of the federal funds rate in June from 4.75% to 5.00%, then again in August from 5.00% to 5.25%.

STRATEGY
Since March, we have maintained our strategy of placing most of the Fund's assets in variable-rate demand notes (VRDNs). We continue to believe that these securities are the best value in the short-term tax-exempt market. Our shareholders will recall that these securities have a demand feature which provides the owner the option to sell the bonds back to the issuer at par (100% of face value) with a notice of seven days or less. Additionally, the interest that these securities pay is reset on a seven-day basis. In the current environment, these securities compare well with fixed-rate instruments.

The average maturity of the portfolio was 40 days at the end of September. This reflected the comparative unattractiveness of longer notes to VRDNs.

THE PORTFOLIO
VRDNs represent over 70% of the Fund's assets. In addition to VRDNs, the portfolio continues to have a modest exposure in tax-exempt commercial paper and short-term tax-exempt notes. These securities are bought at a fixed rate and thus provide a cushion whenever VRDNs become too expensive, i.e. their rate drops too low.

PERFORMANCE
While past performance is no guarantee of future results, for the six months ending September 30, 1999, your Fund ranked 3 out of 133 national money market funds according to IBC Financial Data, Inc., with a yield of 3.10%. The average for the category over the same period was 2.64%.



                        Cumulative Performance of $10,000

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment of the USAA Tax Exempt Money Market Fund. The data is from 9/30/89 to 9/30/99. The data points from the graph are as follows:

USAA  Tax Exempt Money Market Fund
 Year                 Amount
--------              -------
09/30/89              $10,000
03/31/90               10,299
09/30/90               10,605
03/31/91               10,911
09/30/91               11,165
03/31/92               11,380
09/30/92               11,558
03/31/93               11,709
09/30/93               11,848
03/31/94               11,980
09/30/94               12,133
03/31/95               12,336
09/30/95               12,565
03/31/96               12,787
09/30/96               12,999
03/31/97               13,209
09/30/97               13,440
03/31/98               13,668
09/30/98               13,904
03/31/99               14,115
09/30/99               14,335

Data from 9/30/89 through 9/30/99


Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For 7-day yield information, please refer to the Fund's Investment Review page.

IBC Financial Data, Inc. provides independent analysis of trends in the financial services and investing industries with particular concentration on money market funds.


See page 63 for a complete listing of the Portfolio of Investments.










Shareholder Voting Results



On October 15, 1999, a special meeting of shareholders was held to vote on the following proposals. All proposals were approved by the shareholders. All shareholders of record on August 19, 1999, were entitled to vote on each proposal. The number of votes shown below are shown for the entire USAA Tax Exempt Fund, Inc. (the Company) for proposals 1 and 2.

1 Proposal to elect a Board of Directors as follows:

     DIRECTORS                     VOTES FOR            VOTES WITHHELD
     Robert G. Davis             1,653,325,550            19,504,676
     Michael J.C. Roth           1,653,325,550            19,504,676
     David G. Peebles            1,653,325,550            19,504,676
     Robert L. Mason             1,653,325,550            19,504,676
     Michael F. Reimherr         1,653,325,550            19,504,676
     Richard A. Zucker           1,653,325,550            19,504,676
     Barbara B. Dreeben          1,653,325,550            19,504,676

John W. Saunders, Jr. and Howard L. Freeman, Jr. did not stand for re-election to the Board. Their term of office will terminate on December 31, 1999.

2 Proposal to ratify or reject the selection by the Board of Directors of KPMG LLP as auditors for the Company for the fiscal year ending March 31, 2000.

                            NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
            FOR                     AGAINST                  ABSTAIN
       1,631,286,201              19,197,037               22,346,988









CATEGORIES AND DEFINITIONS
PORTFOLIOS OF INVESTMENTS

September 30, 1999
(Unaudited)

Fixed-Rate Instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put Bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Variable-Rate Demand Notes (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity of these instruments is deemed to be less than 397 days in accordance with regulatory requirements. In bond funds, the effective maturity is the next put date.

Credit Enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high-quality bank, insurance company, or other corporation, or a collateral trust.

The USAA Tax Exempt  Money  Market  Fund's  investments  consist  of  securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, "eligible securities" generally consist of securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. The Manager also attempts to minimize credit risk in the USAA Tax Exempt Money Market Fund through rigorous internal credit research.

(ETM) Escrowed to final maturity.
(PRE) Prerefunded to a date prior to maturity.
(LOC) Enhanced by a bank letter of credit.
(LIQ) Enhanced by a bank liquidity
       agreement.
(NBGA)Enhanced by a nonbank guarantee agreement.
(INS) Scheduled principal and interest payments are insured by:
       (1)MBIA, Inc.                        (5) Asset Guaranty Insurance Co.
       (2)AMBAC Financial Group, Inc.       (6) ACA Financial Guaranty Corp.
       (3)Financial Guaranty Insurance Co.  (7) College Construction Loan
       (4)Financial Security Assurance           Insurance Association.
           Holdings Ltd.                    (8) Capital Reinsurance Co.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
BAN     Bond Anticipation Note             ISD    Independent School District
COP     Certificate of Participation       MFH    Multi-Family Housing
CP      Commercial Paper                   PCRB   Pollution Control Revenue Bond
GO      General Obligation                 RAN    Revenue Anticipation Note
IDA     Industrial Development             RB     Revenue Bond
          Authority/Agency                 RN     Revenue Note
IDB     Industrial Development Board       SFH    Single-Family Housing
IDC     Industrial Development Corp.       TAN    Tax Anticipation Note
IDRB    Industrial Development             TRAN   Tax Revenue Anticipation Note
          Revenue Bond









USAA LONG-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

September 30, 1999
(Unaudited)



 Principal                                               Coupon       Final       Market
  Amount              Security                            Rate      Maturity       Value
-------------------------------------------------------------------------------------------
                         FIXED-RATE INSTRUMENTS (97.5%)
            Alabama (1.7%)
  $ 3,750   Baldwin County Health Care RB,
             Series 1996                                  6.75%     4/01/2021   $    3,845
    8,000   Courtland IDRB, Series 1994                   5.90      2/01/2017        7,784
   10,250   Prattville IDB RB, Series 1998                5.30      9/01/2028        9,112
   15,000   Public School and College RB,
             Series 1999A (INS)(2)                        5.50      9/01/2029       14,374

            Alaska (2.3%)
            Housing Finance Corp. Collateralized RB,
    4,460    1991 Second Series                           6.90      6/01/2032        4,622
    8,930    1994 First Series                            6.70     12/01/2019        9,239
   11,430    1995 First Series (NBGA)                     6.55     12/01/2037       11,789
   21,175   Valdez Marine Terminal RB, Series 1985A       7.00     12/01/2025       22,474

            California (5.1%)
   11,350   Central Valley Finance Auth. RB,
             Series 1993 (PRE)                            6.20      7/01/2020       12,322
   11,500   Los Angeles Regional Airport
             Improvement Corp. RB, Series 1996            6.35     11/01/2025       11,755
   74,000   San Joaquin Hills Transportation
             Corridor Agency RB, Series 1993 (PRE)        6.75      1/01/2032       81,289

            Colorado (1.7%)
    9,500   Denver Health and Hospital Auth. RB,
             Series 1998A                                 5.38     12/01/2028        8,186
   13,700   Health Facilities Auth. Hospital RB,
             Series 1993                                  6.63      2/01/2013       13,133
   11,480   Summit County Sports Facilities RB,
             Series 1990                                  7.88      9/01/2008       13,183

            Connecticut (2.4%)
            Health and Educational Facilities Auth. RB,
    3,490    Series C (PRE)                               6.63      7/01/2026        3,905
      510    Series C                                     6.63      7/01/2026          529
   48,200   Mashantucket (Western) Pequot Tribe RB,
             Series 1997B (d)                             5.75      9/01/2027       44,883

            District of Columbia (3.7%)
   25,200   Convention Center Auth. RB,
             Series 1998 (INS)(2)                         4.75     10/01/2028       20,702
   51,025   GO, Series 1999A                              5.50      6/01/2029       46,813
    8,000   Hospital RB, Series 1992B (PRE)               7.00      8/15/2015        8,735

            Georgia (0.5%)
   10,000   Savannah Economic Development Auth.
             PCRB, Series 1995                            6.15      3/01/2017       10,408

            Hawaii (0.4%)
    7,330   State Highway RB, Series 1998                 5.50      7/01/2018        7,191

            Idaho (1.1%)
   23,400   Nez Perce County PCRB, Series 1996            6.00     10/01/2024       22,882

            Illinois (9.1%)
            Chicago Gas Supply RB,
   13,500    Series 1985B                                 7.50      3/01/2015       13,918
    7,500    Series 1985C                                 7.50      3/01/2015        7,732
   24,250    Series 1995A                                 6.10      6/01/2025       24,610
   13,725   Chicago-O'Hare International Airport RB,
             Series 1994                                  8.20     12/01/2024       15,575
            Development Finance Auth. RB,
    5,820    Series 1996B (PRE)(INS)(4)                   6.40      9/01/2031        6,445
      880    Series 1996B (INS)(4)                        6.40      9/01/2031          935
   45,000   GO, Series 1999 (INS)(3)                      5.00      3/01/2024       39,451
            Health Facilities Auth. RB,
   17,775    Series 1992                                  7.00      1/01/2015       18,405
    7,000    Series 1998                                  5.25      9/01/2024        5,961
   19,600   Quincy Hospital RB, Series 1993               6.00     11/15/2018       18,792
            Regional Transportation Auth. GO,
   10,980    Series 1994C (INS)(3)                        7.10      6/01/2025       12,342
   23,980    Series 1999 (INS)(4)                         5.75      6/01/2020       24,166

            Indiana (3.4%)
   10,945   Development Finance Auth. Environmental RB,
             Series 1996                                  6.15      7/15/2022       10,605
  100,675   Health Facility Financing Auth. RB,
             Series 1992C (a)                             7.89      7/01/2023       15,568
   41,750   Indianapolis Airport Facility RB,
             Series 1994                                  6.80      4/01/2017       44,063

            Kansas (0.4%)
   49,850   Sedgwick County Mortgage Loan RB,
             Senior Series 1991A (a)                      7.63     12/01/2022        8,562

            Kentucky (0.7%)
   17,870   Lexington Fayette Urban County
             Government GO, Series 1999                   4.75      5/01/2024       15,128

            Louisiana (1.8%)
   25,730   Lake Charles Harbor and Terminal District
             Port Facilities RB, Series 1995A             7.75      8/15/2022       28,333
   11,015   St. Tammany Parish Hospital Service
             District Number 1 RB, Series 1998 (INS)(6)   5.00      7/01/2022        9,419

            Maryland (0.5%)
   10,235   Community Development Administration
             SFH RB, Series 1996A                         5.95      7/01/2023       10,306

            Massachusetts (0.6%)
   14,875   Development Finance Agency RB,
             Series 1999P                                 5.45      5/15/2059       13,216

            Michigan (2.9%)
    9,900   Battle Creek Downtown Development Auth.
             Development Bonds, Series 1994 (PRE)         7.60      5/01/2016       11,266
   13,005   Dickinson County Economic Development
             Corp. PCRB, Series 1993                      5.85     10/01/2018       12,663
            Hospital Finance Auth. RB,
   15,500    Series 1995A (PRE)                           7.50     10/01/2027       17,760
   11,895    Series 1998A (INS)(6)                        5.50     10/01/2027       10,906
    6,500   Job Development Auth. RB,
             Series 1990A (NBGA)                          8.00     12/01/2013        6,825

            Minnesota (3.4%)
    9,750   International Falls PCRB, Series 1998         5.50      4/01/2023        8,473
   49,400   St. Paul Housing and Redevelopment
             Auth. Hospital RB, Series 1993A              6.63     11/01/2017       49,011
   14,775   Washington County Housing and
             Redevelopment Auth. RB, Series 1998          5.50     11/15/2027       12,316

            Mississippi (1.6%)
            Lafayette County Hospital RB,
    2,940    Series 1991A (PRE)                           7.95      3/01/2016        3,142
   15,175    Series 1991B (PRE)                           7.95      3/01/2016       16,219
            Union County Hospital RB,
    4,450    Series 1991A (PRE)                           7.95      3/01/2016        4,756
    8,350    Series 1991B (PRE)                           7.95      3/01/2016        8,925

            Missouri (0.2%)
    5,000   Health and Educational Facilities RB,
             Series 1996A                                 6.38      2/01/2027        5,050

            Montana (1.1%)
   14,545   Board of Housing RB, Series 1997A-1           6.05     12/01/2037       14,639
    8,910   Lewis and Clark County Environmental RB,
             Series 1998                                  5.60      1/01/2027        8,172

            Nebraska (0.6%)
   15,000   Scotts Bluff County Hospital Auth.
             Number 1 RB, Series 1998                     5.25     11/15/2028       13,189

            Nevada (1.7%)
   19,000   Clark County Economic Development RB,
             Series 1999                                  5.50      5/15/2029       17,628
   15,650   Humboldt County PCRB, Series 1984             8.30     12/01/2014       17,771

            New Hampshire (2.7%)
            Higher Educational and Health
             Facilities RB,
    8,580    Series 1993 (PRE)                            6.38      7/01/2023        9,276
    2,205    Series 1993                                  6.38      7/01/2023        2,257
   17,500    Series 1998 (INS)(6)                         5.30     10/01/2028       15,475
   28,030   Single-Family Mortgage Finance Auth. RB,
             Series 1993B                                 6.05      7/01/2025       28,284

            New Jersey (0.5%)
   15,000   Camden County Improvement Auth. RB,
             Series 1997                                  6.00      2/15/2027       11,223

            New Mexico (2.4%)
   16,000   Chaves County Hospital RB (PRE)               7.25     12/01/2022       17,641
   30,100   Lordsburg PCRB                                6.50      4/01/2013       30,931

            New York (11.0%)
   21,500   Dormitory Auth. RB, Series 1996B              6.00      8/15/2016       22,394
            Medical Care Facilities Finance Agency RB,
   36,275    Series 1994A (PRE)                           6.90      8/15/2034       40,783
   13,900    Series 1995A (PRE)                           6.85      2/15/2017       15,574
            New York City GO,
   50,000    Series 1995B (PRE)                           7.25      8/15/2019       56,435
      350    Series 1997I (PRE)                           6.25      4/15/2017          385
    5,540    Series 1997I                                 6.25      4/15/2017        5,751
   17,985    Series 1997I (PRE)                           6.25      4/15/2027       19,762
   13,065    Series 1997I                                 6.25      4/15/2027       13,467
   20,000    Series 1999H                                 5.00      3/15/2029       17,312
            New York City Municipal Water Finance
             Auth. RB,
   30,000    Series 1998D (a)                             5.08      6/15/2020        8,999
   12,000    Series 2000A (INS)(3)                        5.75      6/15/2031       11,826
   14,625   Port Auth. of New York and New Jersey RB,
             Eighty-Fifth Series                          5.38      3/01/2028       13,941

            North Carolina (0.7%)
   14,125   Housing Finance Agency RB, Series 1991R       6.95      9/01/2023       14,729

            Ohio (0.3%)
    7,325   Lorain County Health Care Facilities RB,
             Series 1998A                                 5.25      2/01/2021        6,306

            Oklahoma (2.3%)
   46,600   Tulsa Municipal Airport Transportation RB,
             Series 1995                                  6.25      6/01/2020       46,862

            Pennsylvania (2.4%)
            Montgomery County IDA RB,
    7,500    Series 1996A                                 5.88     11/15/2022        7,180
   10,000    Series 1996B                                 5.75     11/15/2017        9,508
            Philadelphia Gas Works RB,
    8,870    14th Series (PRE)                            6.38      7/01/2026        9,567
   18,600    14th Series                                  6.38      7/01/2026       18,802
   31,755   Pittsburgh Water and Sewer Auth. RB,
             Series 1998B (INS)(3), (a)                   5.30      9/01/2029        5,358

            Puerto Rico (8.4%)
            Electric Power Auth. RB,
   25,450    Series 1995 X (PRE)                          6.13      7/01/2021       28,088
   34,120    Series EE                                    4.75      7/01/2024       29,063
   21,175    Series T (PRE)                               6.38      7/01/2024       23,443
  113,000   Highway and Transportation Auth. RB,
             Series 1998A                                 4.75      7/01/2038       93,206

            Rhode Island (1.3%)
   25,000   Housing and Mortgage Finance Corp. SFH RB,
             Series 15-A                                  6.85     10/01/2024       25,981

            South Carolina (1.0%)
            Connector 2000 Association Toll Road RB,
   12,700    Series 1998B (a)                             5.78      1/01/2022        2,732
   13,000    Series 1998B (a)                             5.80      1/01/2023        2,610
   13,500    Series 1998B (a)                             5.80      1/01/2024        2,501
   16,200    Series 1998B (a)                             5.80      1/01/2025        2,799
   17,100    Series 1998B (a)                             5.83      1/01/2027        2,571
   17,500    Series 1998B (a)                             5.83      1/01/2028        2,454
   20,500    Series 1998B (a)                             5.83      1/01/2029        2,682
   20,000    Series 1998B (a)                             5.85      1/01/2037        1,474

            Tennessee (0.3%)
    7,000   Springfield Health and Educational
             Facilities Board RB, Series 1998             5.38      8/01/2024        6,027

            Texas (6.4%)
    5,000   Austin Higher Education Auth. RB,
             Series 1998                                  5.25      8/01/2023        4,415
   19,500   Bell County Health Facilities
             Development Corp. RB, Series 1989 (ETM)      6.50      7/01/2019       21,016
   12,500   Harris County Health Facilities RB,
             Series 1992 (PRE)                            7.13      6/01/2015       13,616
   19,300   Harris County IDC RB, Series 1992             6.95      2/01/2022       20,189
   21,000   Port of Corpus Christi IDC PCRB,
             Series 1997A                                 5.45      4/01/2027       18,669
   19,135   Southwest Higher Education Auth., Inc. RB,
             Series 1999A                                 5.00     10/01/2029       16,642
   20,000   Travis County Health Facilities
             Development Corp. RB, Series 1998A           5.38     11/01/2028       18,327
            Tyler Health Facilities Development
             Corp. Hospital RB,
    4,700    Series 1993A                                 6.75     11/01/2025        4,201
   10,300    Series 1993B                                 6.75     11/01/2025        9,205
    6,480   Veteran's Land Board GO, Series 1998 (c)      6.20     11/15/2030        6,026

            Vermont (0.1%)
    2,500   Educational and Health Buildings RB,
             Series 1998                                  5.50      7/01/2021        2,299

            Virginia (1.5%)
    8,000   Henrico County IDA Hospital RB,
             Series 1985C (PRE)                           7.50      9/01/2011        8,376
   21,950   Peninsula Ports Auth. RB,
             Series 1992 (NBGA)                           7.38      6/01/2020       23,180

            Washington (6.7%)
            Housing Finance Commission RB,
    3,500    Series 1996A (PRE)(LOC)                      6.85      7/01/2021        3,941
    5,000    Series 1999 (INS)(5)                         6.00      7/01/2029        4,922
   50,000   King County GO, Series 1994A (PRE)            6.25      1/01/2034       54,207
   73,500   Seattle Metropolitan Sewer RB, Series V       6.20      1/01/2032       74,544

            West Virginia (1.1%)
   10,000   University RB, Series 1998A (INS)(1)          5.25      4/01/2028        9,283
   12,500   Water Development Auth. RB,
             Series 1991A (INS)(4)                        7.00     11/01/2025       13,349

            Wyoming (1.5%)
   29,865   Community Development Auth. SFH RB,
             Series 1993A                                 6.10      6/01/2033       30,132
------------------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $1,991,635)                      2,013,596
------------------------------------------------------------------------------------------

                        VARIABLE-RATE DEMAND NOTES (1.9%)
           California (0.2%)
    4,100  Irvine Ranch Water District COP,
             Series 1986 (LOC)                            3.50      8/01/2016        4,100

            Florida (0.6%)
    2,640   Dade County IDA PCRB, Series 1995             3.95      4/01/2020        2,640
    7,725   Hillsborough County IDA PCRB,
             Series 1992                                  3.95      5/15/2018        7,725
    1,000   St. Lucie County PCRB, Series 1995            3.95      3/01/2027        1,000

            Georgia (0.2%)
    4,350   Fulton County Residential Care
             Facilities RB, Series 1996 (LOC)             3.95      1/01/2018        4,350

            Kansas (0.2%)
    2,900   Development Finance Auth. RB,
             Series 1998BB (LOC)                          3.95     11/15/2028        2,900

            Michigan (0.2%)
    4,800   Jackson County Economic Development
             Corp. RB, Series 1997 (LOC)                  3.95      6/01/2027        4,800

            North Carolina (0.2%)
    3,600   Raleigh Durham Airport Auth. Special
             Facility RB, Series 1995B-1 (LOC)            3.90     11/01/2015        3,600

            Pennsylvania (0.2%)
    4,700   Allegheny County IDA RB,
             Series 1997D (LOC)                           3.95      7/01/2027        4,700

            Virginia (0.1%)
    2,750   Waynesboro IDA RB, Series 1997 (LOC)          3.95     12/15/2028        2,750
------------------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $38,565)                        38,565
------------------------------------------------------------------------------------------
            Total investments (cost: $2,030,200)                                $2,052,161
==========================================================================================


      PORTFOLIO SUMMARY BY CONCENTRATION
      ----------------------------------
  Escrowed Bonds                        24.1%
  Hospitals                             11.0
  Special Assessment/Tax/Fee             8.3
  Single-Family Housing                  7.7
  General Obligations                    6.7
  Water/Sewer Utilities - Municipal      5.7
  Education                              4.0
  Airlines                               3.8
  Natural Gas Utilities                  3.6
  Paper & Forest Products                3.5
  Nursing/Continuing Care Centers        2.8
  Electric/Gas Utilities - Municipal     2.3
  Gaming Companies                       2.2
  Air Freight                            2.1
  Metals/Mining                          1.9
  Airport/Port                           1.8
  Electric Utilities                     1.4
  Health Care - Miscellaneous            1.1
  Oil - International Integrated         1.1
  Leasing                                1.0
  Toll Roads                             1.0
  Other                                  2.3
                                        ----
  Total                                 99.4%
                                        ====



         PORTFOLIO SUMMARY BY STATE
         --------------------------
   Alabama                               1.7%
   Alaska                                2.3
   California                            5.3
   Colorado                              1.7
   Connecticut                           2.4
   District of Columbia                  3.7
   Florida                                .6
   Georgia                                .7
   Hawaii                                 .4
   Idaho                                 1.1
   Illinois                              9.1
   Indiana                               3.4
   Kansas                                 .6
   Kentucky                               .7
   Louisiana                             1.8
   Maryland                               .5
   Massachusetts                          .6
   Michigan                              3.1
   Minnesota                             3.4
   Mississippi                           1.6
   Missouri                               .2
   Montana                               1.1
   Nebraska                               .6
   Nevada                                1.7
   New Hampshire                         2.7
   New Jersey                             .5
   New Mexico                            2.4
   New York                             11.0
   North Carolina                         .9
   Ohio                                   .3
   Oklahoma                              2.3
   Pennsylvania                          2.6
   Puerto Rico                           8.4
   Rhode Island                          1.3
   South Carolina                        1.0
   Tennessee                              .3
   Texas                                 6.4
   Vermont                                .1
   Virginia                              1.6
   Washington                            6.7
   West Virginia                         1.1
   Wyoming                               1.5
                                        ----
   Total                                99.4%
                                        ====









USAA INTERMEDIATE-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

September 30, 1999
(Unaudited)




  Principal                                              Coupon      Final        Market
    Amount                      Security                  Rate      Maturity       Value
------------------------------------------------------------------------------------------
                         Fixed-rate Instruments (92.3%)
            Alabama (0.4%)
   $2,000   Baldwin County Health Care Auth.
             Hospital RB, Series 1996                     6.75%     4/01/2015  $    2,075
    2,500   Montgomery BMC Special Care Facilities
             Financing Auth. RB, Series 1998B (INS)(1)    4.88     11/15/2018       2,186
    5,000   Prattville IDB PCRB, Series 1998              5.15      9/01/2013       4,613

            Alaska (0.5%)
            Housing Finance Corp. Mortgage RB,
    6,295    Series 1996A (INS)(1)                        6.00     12/01/2015       6,419
    4,000    Series 1997A-1                               5.50     12/01/2017       3,870

            Arizona (0.4%)
    4,000   Educational Loan Marketing Corp. RB,
             Series 1992A                                 6.70      3/01/2000       4,041
    2,000   Health Facilities Auth. Hospital RB,
             Series 1998 (INS)(2)                         4.75     10/01/2018       1,720
    4,500   Maricopa County Hospital RB, Series 1997      6.13      4/01/2018       4,478

            Arkansas (0.8%)
    4,000   Little Rock Capital Improvement RB,
             Series 1998A                                 5.70      1/01/2018       3,812
    5,735   Mississippi County Hospital RB,
             Series 1992B                                 6.85     11/01/2002       5,893
    7,780   St. Francis County Hospital RB,
             Series 1985                                  6.50      2/01/2005       7,882
      585   Student Loan RB, Series 1991                  7.15      6/01/2002         605

            California (6.0%)
    7,100   Central Valley Financing Auth. RB (PRE)       6.10      7/01/2013       7,684
   10,500   Contra Costa Transportation Auth. RB,
             Series 1991A (ETM)(INS)(3), (a)              6.30      3/01/2003       9,078
            Foothill/Eastern Transportation
             Corridor Agency RB,
   10,000    Series 1995A (a)                             6.87      1/01/2010       8,339
   15,000    Series 1995A (a)                             7.10      1/01/2011      12,706
    9,085    Series 1995A (a)                             6.82      1/01/2013       7,715
      235   Housing Finance Agency RB,
             Series 1996A (INS)(1)                        5.70      8/01/2010         243
            Modesto Irrigation District COP,
    3,320    Series 1999A (INS)(2), (a)                   5.64      7/01/2017       1,186
    3,325    Series 1999A (INS)(2), (a)                   5.69      7/01/2018       1,110
   19,920   Pleasanton Joint Powers Financing Auth. RB,
             Series 1993A                                 6.00      9/02/2005      20,800
            Sacramento Cogeneration Auth. RB,
    1,800    Series 1995 (PRE)                            6.38      7/01/2010       2,003
    1,500    Series 1995                                  6.38      7/01/2010       1,639
   19,300   Sacramento Power Auth. RB,
             Series 1995 (Cogeneration Project)           5.88      7/01/2015      19,278
            San Joaquin Hills Transportation
             Corridor Agency Senior Lien RB,
    3,525    Series 1993 (ETM) (a)                        7.05      1/01/2005       3,415
    8,305    Series 1993 (ETM) (a)                        7.87      1/01/2006       8,181
    5,000    Series 1993 (ETM) (a)                        7.50      1/01/2007       5,000
   16,795    Series 1993 (ETM) (a)                        7.71      1/01/2008      17,051
            Southern California Public Power Auth. RB,
    6,410    Series 1992 (ETM) (a)                        6.10      7/01/2004       5,200
    6,285    Series 1992 (a)                              6.10      7/01/2004       5,093

            Colorado (1.4%)
    5,000   Adams County PCRB, Series 1999                5.10      1/01/2019       4,576
    5,200   Arapahoe County IDA RB, Series 1991           7.00      2/01/2001       5,344
            Denver Health and Hospital Auth. RB,
    1,000    Series 1998A                                 5.20     12/01/2012         929
      635    Series 1998A                                 5.25     12/01/2013         582
    2,200    Series 1998A                                 5.38     12/01/2018       1,957
    9,500   Health Facilities Auth. Hospital RB,
             Series 1993                                  6.63      2/01/2013       9,107
    2,500   Housing and Finance Auth. MFH RB,
             Series 1997C-3                               5.65     10/01/2015       2,487
            Metropolitan Football Stadium District RB,
    3,650    Series 1999A (INS)(1), (a)                   5.22      1/01/2011       1,995
    2,000    Series 1999A (INS)(1), (a)                   5.30      1/01/2012       1,024
    4,770   Student Obligations RB, Series 1991A-2        6.90      9/01/2002       4,871

            Connecticut (1.3%)
            Mashantucket (Western) Pequot Tribe RB,
    4,960    Series 1996A (PRE) (d)                       6.40      9/01/2011       5,534
    5,040    Series 1996A (d)                             6.40      9/01/2011       5,270
    1,000    Series 1997B (d)                             5.60      9/01/2009         987
    2,400    Series 1997B (d)                             5.70      9/01/2012       2,328
   16,500    Series 1997B (d)                             5.75      9/01/2018      15,652

            District of Columbia (4.6%)
   30,000   Convention Center Auth. RB,
             Series 1998 (INS)(2)                         5.00     10/01/2018      26,829
            GO,
    2,035    Series 1993A (ETM)                           5.80      6/01/2004       2,132
   25,715    Series 1993A                                 5.80      6/01/2004      26,663
      370    Series 1994A-3 (ETM)                         5.50      6/01/2006         383
    7,130    Series 1994A-3                               5.50      6/01/2006       7,275
      440    Series E (PRE)                               5.75      6/01/2005         465
   11,340    Series E                                     5.75      6/01/2005      11,746
      450    Series E (PRE)                               5.75      6/01/2006         475
   11,550    Series E                                     5.75      6/01/2006      11,895
    6,250   Hospital RB, Series 1992B (PRE)               6.75      8/15/2007       6,764
            Revenue Bond,
    4,560    Series 1999 (American Association of
             Homes and Services) (INS)(6)                 6.20      7/01/2019       4,624
    6,000    Series 1999A (National Academy of
             Sciences) (INS)(2)                           5.00      1/01/2019       5,487

            Florida (1.3%)
            Dade County RB,
    8,255    Series 1996B (INS)(2), (a)                   6.00     10/01/2011       4,345
    8,610    Series 1996B (INS)(2), (a)                   6.10     10/01/2012       4,241
    8,760    Series 1996B (PRE)(INS)(2), (a)              6.20     10/01/2013       4,266
    5,000   Housing Finance Agency MFH RB,
             Series 1984C                                 6.25     12/01/2006       5,129
            Miami-Dade County School Board COP,
    2,250    Series 1998A (INS)(4)                        5.00      8/01/2016       2,082
    1,500    Series 1998A (INS)(4)                        5.00      8/01/2017       1,375
    7,000   North Miami Educational Facilities RB         6.10      4/01/2013       7,023

            Georgia (0.6%)
    8,760   Metropolitan Atlanta Rapid Transit RB,
             Series M                                     6.25      7/01/2003       9,201
    5,000   Savannah Hospital Auth./Candler Health
             Systems RB, Series 1998B (INS)(4)            5.00      7/01/2018       4,507

            Hawaii (0.5%)
    5,000   GO, Series 1999 (INS)(4)                      5.75      9/01/2014       5,088
    2,000   Honolulu City and County GO,
             Series 1999C (INS)(3)                        5.00      7/01/2019       1,797
    5,000   Housing Finance and Development Corp. RB,
             Series 1997B                                 5.45      7/01/2017       4,834

            Idaho (0.1%)
    2,325   Health Facilities Auth. RB, Series 1998       5.25      5/01/2014       2,172

            Illinois (5.2%)
    2,655   Bedford Park Tax Increment RB,
             Series 1993 (ETM)                            7.38     12/01/2004       2,985
    4,880   Boone, McHenry and Dekalb Counties
             Community Unit School District GO,
             Series 1997 (INS)(4), (a)                    5.30     12/01/2013       2,204
            Chicago School Board GO,
   15,535    Series 1999A (INS)(3), (a)                   5.13     12/01/2016       5,706
   10,775    Series 1999A (INS)(3), (a)                   5.17     12/01/2017       3,713
   21,235   Chicago-O'Hare International Airport RB,
             Series 1994A (INS)(1)                        6.20      1/01/2007      22,773
    7,460   Cook County Forest Preserve District GO,
             Series 1996 (INS)(1)                         5.80     11/01/2016       7,495
   10,110   Development Finance Auth. RB,
             Series 1995                                  7.00      3/01/2007      10,784
            Health Facilities Auth. RB,
   10,000    Hospital Sisters Services, Inc. (INS)(1)     5.00      6/01/2018       8,890
    6,700    Series 1992 (Mercy Hospital)                 7.00      1/01/2007       7,050
    8,000    Series 1993B (Univ. of Chicago
             Hospital) (INS)(1)                           5.75      8/15/2014       8,035
    3,150    Series 1996 (Mercy Hospital)                 6.00      1/01/2006       3,260
    7,815    Series 1996 (Mercy Hospital)                 6.38      1/01/2015       7,886
    5,000    Series 1996A (Riverside Medical Center)      6.00     11/15/2015       4,946
    1,000    Series 1998 (Centegra Health System)         5.25      9/01/2013         919
    1,000    Series 1998 (Centegra Health System)         5.25      9/01/2014         911
    2,500    Series 1998 (Centegra Health System)         5.25      9/01/2018       2,198
    8,050   Lake County Community Unit School
             District GO, Series 1999B (INS)(4), (a)      5.13     12/01/2016       2,981
            Univ. of Illinois COP,
    5,820    Series 1999 (INS)(1)                         5.25      8/15/2015       5,534
    4,000    Series 1999 (INS)(1)                         5.25      8/15/2016       3,763
   14,070   Will County Forest Preserve District GO,
             Series 1999B (INS)(3), (a)                   5.40     12/01/2017       4,883

            Indiana (2.5%)
            Health Facility Financing Auth. RB,
    2,900    Series 1993 (Sisters St. Francis Health
             Services) (PRE)                              5.90     11/01/2009       3,016
   12,600    Series 1994 (Sisters St. Francis Health
             Services) (PRE)                              6.20      7/01/2009      13,067
    1,400    Series 1998 (Floyd Memorial Hospital
             and Health Services)                         5.25      2/15/2018       1,252
    5,000    Series 1999A (Sisters St. Francis
             Health Services) (INS)(1)                    5.15     11/01/2019       4,521
    6,000   Indianapolis Economic Development RB,
             Series 1996                                  6.05      1/15/2010       5,988
            Marion County Hospital Auth. RB,
    7,000    Series 1992 (PRE)                            6.10     10/01/2003       7,199
    5,100    Series 1992 (PRE)                            6.55     10/01/2008       5,358
            Pike Township School Building Corp. RB,
    4,600    Series 1992A                                 6.00      2/01/2006       4,792
    4,700    Series 1992A                                 6.00      8/01/2006       4,896
    1,150   St. Joseph County Economic Development RB,
             Series 1997                                  5.45      2/15/2017       1,064
    7,260   St. Joseph County Hospital Auth. RB,
             Series 1999                                  5.75      2/15/2019       6,634

            Iowa (0.9%)
    6,000   Finance Auth. RB, Series 1998A (INS)(1)       5.25      7/01/2015       5,676
    3,280   Higher Education Loan Auth. RB (INS)(7)       6.13     10/01/2016       3,370
   10,000   Student Loan Liquidity Corp. RB,
             Series 1992A                                 6.45      3/01/2002      10,394

            Louisiana (1.4%)
    5,175   Offshore Terminal Auth. RB, Series 1998       5.20     10/01/2018       4,728
            Orleans Levee District RB,
    7,380    Series 1986 (INS)(4)                         5.95     11/01/2014       7,604
    7,455    Series 1986 (INS)(4)                         5.95     11/01/2015       7,648
    7,015    Series A (INS)(4)                            5.95     11/01/2010       7,413
    1,400   Public Facilities Auth. RB, Series 1997B      5.63      8/01/2017       1,387
    3,955   St. Tammany Parish Hospital Service
             District No. 1 Hospital RB,
             Series 1998 (INS)(6)                         5.00      7/01/2018       3,451

            Maine (1.9%)
   41,400   Bucksport Solid Waste Disposal RB,
             Series 1985                                  6.25      5/01/2010      42,946

            Maryland (1.1%)
            Community Development Administration RB,
   17,760    1997 First Series                            5.60      4/01/2018      17,360
    8,000    Series 1996A                                 5.88      7/01/2016       8,014

            Massachusetts (1.1%)
    3,640   Housing Finance Agency RB, Series 1992C       6.35     11/15/2003       3,823
    5,000   Municipal Wholesale Electric Co. Power
             Supply Systems RB, Series 1993 (INS)(2)      5.45      7/01/2018       4,774
   15,000   State GO, Series 1991D                        6.63      7/01/2003      15,855

            Michigan (2.4%)
    8,000   Detroit Building Auth. RB,
             Series 1996A (LOC)                           6.15      2/01/2011       8,206
    4,000   Detroit Downtown Development Auth. Tax
             Increment Bonds, Series 1998C (INS)(1)       5.00      7/01/2018       3,618
    4,450   Detroit GO, Series 1996B (INS)(3)             5.50      4/01/2014       4,435
   23,330   Dickinson County Economic Development
             Corp. RB, Series 1989                        6.55      3/01/2007      24,094
            Higher Education Facilities Auth. RB,
    2,390    Series 1998                                  5.35      6/01/2013       2,241
    1,550    Series 1998                                  5.55      6/01/2017       1,458
            Hospital Finance Auth. RB,
    5,000    Series 1995A (Genesys Health System) (PRE)   7.50     10/01/2007       5,805
      325    Series 1996 (Central Michigan Hospital)      5.90     10/01/2004         336
      100    Series 1996 (Central Michigan Hospital)      6.00     10/01/2005         104
      150    Series 1996 (Central Michigan Hospital)      6.10     10/01/2006         156
      160    Series 1996 (Central Michigan Hospital)      6.20     10/01/2007         168
    2,600    Series 1996 (Central Michigan Hospital)      6.25     10/01/2016       2,643
    2,000    Series 1998A (Genesys Regional Medical
             Center)                                      5.38     10/01/2013       1,899
      400   Strategic Fund Ltd. Obligation RB,
             Series 1998                                  5.30      7/01/2018         358

            Minnesota (1.5%)
    4,205   Maplewood Health Care Facility RB,
             Series 1996                                  5.95     11/15/2006       4,105
            South St. Paul Hospital Facility RB,
   11,920    Series 1994                                  6.50     11/01/2004      12,017
    9,095    Series 1994                                  6.75     11/01/2009       9,227
            St. Paul Hospital RB,
    4,000    Series 1997A                                 5.70     11/01/2015       3,609
    1,500    Series 1997B                                 5.85     11/01/2017       1,353
    5,260   Washington County Hospital Facility RB,
             Series 1998                                  5.38     11/15/2018       4,494

            Mississippi (1.7%)
    1,000   Jones County Hospital RB, Series 1997         5.50     12/01/2017         924
            Lafayette County Hospital RB,
      455    Series 1991A (PRE)                           7.70      3/01/2003         474
    2,360    Series 1991B (PRE)                           7.70      3/01/2003       2,459
   15,885    Series 1997                                  5.50      3/01/2009      16,175
    1,500   Lincoln County Hospital RB,
             Series 1998B (INS)(5)                        5.50      4/01/2018       1,416
    3,350   Prentiss County Hospital RB, Series 1985      6.50      2/01/2005       3,353
            Union County Hospital RB,
      695    Series 1991A (PRE)                           7.70      3/01/2003         725
    1,295    Series 1991B (PRE)                           7.70      3/01/2003       1,352
   11,170    Series 1997                                  5.50      3/01/2009      11,231

            Missouri (0.1%)
    2,000   Health and Educational Facilities Auth. RB,
             Series 1997                                  5.75      2/01/2017       1,934

            Montana (0.2%)
    5,000   Health Facility Auth. Hospital RB,
             Series 1997                                  5.50      6/01/2011       4,955

            Nebraska (0.5%)
            Cass County School District 001 GO,
    2,800    Series 1998 (INS)(2)                         5.00     12/15/2014       2,596
    2,000    Series 1998 (INS)(2)                         5.00     12/15/2019       1,794
            Investment Finance Auth. Hospital RB,
      870    Series 1997 (INS)(5)                         5.30     11/15/2012         840
    2,000    Series 1997 (INS)(5)                         5.45     11/15/2017       1,882
    5,000   Scotts Bluff County Hospital Auth. RB,
             Series 1998                                  5.13     11/15/2019       4,458

            Nevada (1.8%)
   10,425   Clark County Flood Control GO (INS)(3)        4.50     11/01/2016       8,852
   10,905   Clark County Flood Control GO (INS)(3)        4.50     11/01/2017       9,151
   16,640   Clark County School District GO,
             Series 1991B (INS)(3), (a)                   6.24      3/01/2004      13,534
    2,900   Housing Division SFH RB, Series 1995D-1       5.90     10/01/2014       2,927
    2,000   Reno Hospital RB, Series 1998 (INS)(1)        5.00      5/15/2018       1,785
    4,705   Washoe County School District GO (INS)(3)     4.75      6/01/2017       4,104

            New Hampshire (0.5%)
            Higher Educational and Health
             Facilities Auth. RB,
      350    Series 1985A (Student Loan) (INS)(3)         7.50     12/01/2000         351
    1,275    Series 1990 (Granite State Management)       8.50     12/01/2001       1,308
    3,000    Series 1997 (Kendal at Hanover) (LOC)        5.80     10/01/2012       3,007
    5,055    Series 1997 (Kendal at Hanover) (LOC)        5.90     10/01/2018       5,012
    1,990    Series 1998 (Franklin Pierce College)
              (INS)(6)                                    5.25     10/01/2018       1,807

            New Jersey (2.4%)
    6,150   Camden County Improvement Auth. RB,
             Series 1997                                  5.88      2/15/2015       4,871
            Economic Development Auth. RB,
   15,000    Series 1994A (INS)(1)                        5.88      7/01/2011      15,752
    2,000    Series 1997A (Harrogate Inc.)                5.75     12/01/2016       1,873
   31,260   Turnpike Auth. RB, Series 1991A               6.50      1/01/2003      32,980

            New Mexico (0.3%)
    6,035   Chaves County Hospital RB,
             Series 1992 (PRE)                            7.25     12/01/2010       6,635

            New York (21.5%)
    6,000   Dormitory Auth. RB, Bronx-Lebanon
             Hospital Center, Series 1998E                5.20      2/15/2015       5,584
            Dormitory Auth. RB, Brookdale Hospital,
    5,000    Series 1998J                                 5.20      2/15/2015       4,668
    4,000    Series 1998J                                 5.20      2/15/2016       3,696
    4,760    Series 1998J                                 5.30      2/15/2017       4,417
   10,300   Dormitory Auth. RB, Court Facilities Lease,
             Series 1993A                                 5.63      5/15/2013      10,241
    4,065   Dormitory Auth. RB, Lutheran Center at
             Poughkeepsie, Series 1997 (LOC)              6.00      7/01/2014       4,172
            Dormitory Auth. RB, Mental Health
             Services Facilities Improvement,
    2,055    Series 1997A                                 5.75      2/15/2010       2,114
    2,000    Series 1997A                                 5.75      2/15/2011       2,043
    2,000    Series 1997A                                 5.75      2/15/2012       2,031
    2,460    Series 1997B                                 5.75      2/15/2010       2,530
    4,050    Series 1997B                                 5.75      2/15/2012       4,113
    4,675    Series 1997B                                 5.50      8/15/2017       4,477
            Dormitory Auth. RB, New York City University,
    5,000    1996 Series 2                                6.00      7/01/2009       5,226
    1,760    1996 Series 2                                6.00      7/01/2010       1,826
    5,500    Series 1993A                                 5.75      7/01/2013       5,581
   13,730    Series 1997-1                                5.25      7/01/2014      12,954
   14,560   Dormitory Auth. RB, Northern General
             Hospital, Series 1998G                       5.30      2/15/2019      13,284
    2,680   Dormitory Auth. RB, Nyack Hospital,
             Series 1996                                  6.00      7/01/2006       2,743
            Dormitory Auth. RB, State University
             Educational Facilities,
    7,625    Series 1993A                                 5.88      5/15/2011       8,012
    2,725    Series 1994B                                 5.90      5/15/2006       2,884
    2,500    Series 1994B (PRE)                           6.00      5/15/2007       2,704
    1,000    Series 1995A                                 5.88      5/15/2007       1,057
    2,000    Series 1995A (PRE)                           5.90      5/15/2008       2,164
    3,500    Series 1995A (PRE)                           6.00      5/15/2009       3,804
    2,250    Series 1995A (PRE)                           6.00      5/15/2010       2,446
    2,175    Series 1995A (PRE)                           6.00      5/15/2011       2,364
   14,120    Series 1996                                  5.75      5/15/2013      14,267
    7,000    Series 1996                                  5.75      5/15/2016       7,011
    7,230   Dormitory Auth. RB, Upstate Community
             College, Series 1999A                        5.00      7/01/2019       6,457
            Environmental Facilities Corp. PCRB,
    5,135    Series 1991E (PRE)                           6.40      6/15/2003       5,423
    1,415    Series 1991E                                 6.40      6/15/2003       1,490
            Housing Finance Agency Service Contract RB,
    2,275    Series 1995A                                 6.25      9/15/2010       2,403
    4,420    Series 1996A                                 6.00      9/15/2016       4,483
   75,745   Housing New York Corp. RB, Series 1993        5.00     11/01/2018      67,756
            Medical Care Facilities Finance Agency  RB,
    5,000    Series 1994A (PRE)                           6.40      2/15/2007       5,496
    5,000    Series 1994A (PRE)                           6.50      2/15/2008       5,520
   10,000    Series 1994A                                 6.13      8/15/2013      10,017
    7,445    Series 1995A (Adult Day Care)                6.00     11/15/2010       7,865
    2,675    Series 1995A (Brookdale Hospital) (ETM)      6.70      2/15/2005       2,936
    2,750    Series 1995A (Brookdale Hospital) (PRE)      6.70      8/15/2005       3,062
    2,860    Series 1995A (Brookdale Hospital) (PRE)      6.75      2/15/2006       3,191
    2,940    Series 1995A (Brookdale Hospital) (PRE)      6.75      8/15/2006       3,280
    3,045    Series 1995A (Brookdale Hospital) (PRE)      6.80      2/15/2007       3,404
    3,130    Series 1995A (Brookdale Hospital) (PRE)      6.80      8/15/2007       3,500
    5,700    Series 1995A (Brookdale Hospital) (PRE)      6.80      8/15/2012       6,373
   22,230   Metropolitan Transportation Auth.
             Service Contract RB, Series P                5.75      7/01/2015      22,103
            Mortgage Agency RB,
   25,000    Series 83                                    5.45      4/01/2018      24,015
      745    Series EE-1                                  7.75     10/01/2000         755
    3,235   New York City Capital Improvement Bonds
             34th St. Partnership, Series 1993            5.50      1/01/2014       3,208
            New York City GO,
   11,450    Series 1992H (PRE)                           6.88      2/01/2004      12,278
    1,330    Series 1992H                                 6.88      2/01/2004       1,410
   16,655    Series 1993B (PRE)                           6.75     10/01/2004      18,033
      345    Series 1993B                                 6.75     10/01/2004         370
    1,700    Series 1993C (PRE)                           6.50      8/01/2004       1,823
    7,300    Series 1993C                                 6.50      8/01/2004       7,759
   15,000    Series 1994A                                 6.25      8/01/2008      15,890
   10,000    Series 1996G                                 5.75      2/01/2010      10,289
    5,000    Series 1997I                                 6.00      4/15/2012       5,182
    9,635    Series 1998J                                 5.00      8/01/2017       8,641
            New York City Municipal Water Finance RB,
    3,295    Series 1992A                                 6.70      6/15/2003       3,441
    3,345    Series 1992A (PRE)                           6.70      6/15/2003       3,519
    8,840   Thruway Auth. Highway and Bridge Trust
             Fund RB, Series 1999B (INS)(3)               5.00      4/01/2019       8,006
            Thruway Auth. RB,
    7,500    Series 1995 (PRE)                            6.00      4/01/2009       8,101
    2,150    Series 1995 (PRE)                            6.10      4/01/2010       2,333
   10,000    Series E                                     4.75      1/01/2019       8,691
            Urban Development Corp. RB,
   20,955    Series 1993                                  5.75      1/01/2013      21,024
   21,700    Series 1993                                  5.50      1/01/2015      21,098

            North Carolina (0.3%)
    6,000   Municipal Power Agency RB, Series 1992        6.00      1/01/2004       6,141

            Ohio (0.6%)
    6,750   Dayton Special Facilities RB, Series 1988C    6.05     10/01/2009       6,910
    2,650   Franklin County Health Care Facilities RB,
             Series 1997                                  5.50      7/01/2017       2,438
    4,000   IDA RB, Series 1992                           5.75     12/01/2002       4,118

            Oklahoma (0.5%)
            Holdenville Industrial Auth. RB,
    1,650    Series 1995 (PRE)                            6.60      7/01/2010       1,828
    3,250    Series 1995 (PRE)                            6.70      7/01/2015       3,618
    2,055   Tulsa County Home Finance Auth. RB,
             Series 1990 (ETM)(INS)(2)                    7.10      5/01/2002       2,170
    4,040   Valley View Hospital Auth. RB, Series 1996    5.75      8/15/2006       4,041

            Oregon (0.1%)
    1,250   Clackamas County Hospital Facility
             Auth. RB, Series 1997                        6.10     11/01/2012       1,226

            Pennsylvania (4.7%)
   35,000   Finance Auth. RB, Series 1993                 6.60     11/01/2009      37,603
    5,500   Higher Educational Facility Auth. RB,
             Series 1999A (INS)(4)                        5.25      8/01/2014       5,230
    3,565   Housing Finance Agency RB, Series 1992        5.90      7/01/2004       3,694
   10,000   Montgomery County IDA RB, Series 1996B        5.63     11/15/2012       9,746
            Philadelphia GO,
    9,055    Series 1998 (INS)(4)                         4.75      3/15/2016       7,946
    3,000    Series 1998 (INS)(4)                         4.75      3/15/2017       2,611
   11,700   Philadelphia IDA RB, Series 1998A (LOC)       5.15      3/01/2019      10,239
            Philadelphia Water and Wastewater RB,
    6,950    Series 1993 (PRE)                            5.65      6/15/2012       7,301
   10,550    Series 1993 (INS)                            5.65      6/15/2012      10,667
    9,440   State GO, Second Series 1992 (a)              6.11      7/01/2004       7,552
    5,000   York County IDA RB, Series 1992               6.25      7/01/2002       5,219

            Puerto Rico (3.9%)
            Electric Power Auth. RB,
    5,000    Series S                                     7.00      7/01/2006       5,617
    4,420    Series X                                     5.80      7/01/2009       4,617
    4,500    Series X                                     5.90      7/01/2010       4,697
    4,000    Series X                                     6.00      7/01/2011       4,174
    4,220    Series Z                                     5.50      7/01/2012       4,245
   22,200   Housing Bank and Finance Agency RB            7.50     12/01/2006      24,935
    8,005   Municipal Finance Agency RB,
             Series 1992A                                 5.80      7/01/2004       8,405
   14,060   Public Building Auth. GO, Series K            6.50      7/01/2003      14,983
            Public Improvement GO,
    7,500    Series 1994                                  6.10      7/01/2006       8,006
    7,825    Series 1994                                  6.20      7/01/2007       8,350

            Rhode Island (1.3%)
            Health and Educational Building Corp. RB,
    3,385    Series 1996 (INS)(1)                         5.50      5/15/2012       3,389
    7,600    Series 1996 (INS)(1)                         5.50      5/15/2016       7,370
    4,345    Series 1999A (LOC)                           5.88     11/15/2014       4,348
            Housing and Mortgage Finance Corp. RB,
    6,180    Series 15-B                                  6.30     10/01/2007       6,379
    5,205    Series 1995A (INS)(2)                        5.70      7/01/2007       5,416
    2,405    Series 25A                                   5.60     10/01/2017       2,352

            South Carolina (0.6%)
            Connector 2000 Association Inc. Toll Road RB,
    6,400    Series 1998B (a)                             5.73      1/01/2016       2,117
    8,800    Series 1998B (a)                             5.73      1/01/2017       2,719
    9,100    Series 1998B (a)                             5.75      1/01/2018       2,580
    9,400    Series 1998B (a)                             5.75      1/01/2019       2,488
    3,000   Marion County Hospital District RB (INS)(7)   5.50     11/01/2015       2,936

            South Dakota (0.2%)
    5,400   Rapid City IDA RB, Series 1990                7.25     11/01/2000       5,553

            Tennessee (1.0%)
   24,540   Housing Development Agency RB,
             Issue 97-3B (a)                              5.73      7/01/2016       9,100
    3,000   Knox County Health, Educational and
             Housing Facilities Board RB,
             Series 1996 (INS)(7)                         5.50      4/15/2011       3,007
    2,000   Memphis Shelby County Airport Auth.
             Special Facilities RB, Series 1997           5.35      9/01/2012       1,957
            Nashville and Davidson County Health
             and Educational Facilities Board RB,
    4,000    Series 1998 (INS)(5)                         5.10      8/01/2016       3,635
    1,000    Series 1998 (INS)(5)                         5.10      8/01/2019         886
    4,000   Springfield Health and Educational
             Facilities Board Hospital RB,
             Series 1998                                  5.25      8/01/2018       3,477

            Texas (8.1%)
    5,410   Austin Higher Education Auth. RB,
             Series 1998                                  5.13      8/01/2016       4,859
            Bastrop ISD GO,
    1,855    Series 1997 (NBGA) (a)                       5.55      2/15/2014         823
    3,030    Series 1997 (NBGA) (a)                       5.55      2/15/2015       1,262
    3,055    Series 1997 (NBGA) (a)                       5.60      2/15/2016       1,192
    3,155    Series 1997 (NBGA) (a)                       5.60      2/15/2017       1,155
   12,000   Bexar County Health Facilities
             Development Corp. RB,
             Series 1993 (ETM)(INS)(4)                    5.88     11/15/2010      12,699
   32,925   Brazos River Auth. RB, Series 1999A           5.38      4/01/2019      29,516
    4,365   Cass County IDC PCRB, Series 1997B            5.35      4/01/2012       4,277
            Fort Worth Higher Education Finance Corp. RB,
      515    Series 1997A                                 5.50     10/01/2006         521
      545    Series 1997A                                 5.50     10/01/2007         548
      575    Series 1997A                                 5.63     10/01/2008         579
    2,670    Series 1997A                                 6.00     10/01/2012       2,682
   15,400   Gulf Coast Waste Disposal Auth. PCRB,
             Series 1992                                  6.13     11/01/2004      16,046
    6,200   Gulf Coast Waste Disposal Auth. RB,
             Series 1994                                  5.70      5/01/2006       6,383
    2,070   Harrison County Health Facilities
             Development Corp. RB, Series 1998 (INS)(6)   5.50      1/01/2018       1,940
            Houston ISD Public Facility Corp. RB,
    3,635    Series 1998A (INS)(2), (a)                   5.35      9/15/2015       1,444
    2,635    Series 1998A (INS)(2), (a)                   5.38      9/15/2016         980
    3,885    Series 1998A (INS)(2), (a)                   5.40      9/15/2017       1,355
    4,955    Series 1998B (INS)(2), (a)                   5.35      9/15/2015       1,968
    6,955    Series 1998B (INS)(2), (a)                   5.38      9/15/2016       2,586
            Houston Water and Sewer Systems RB,
      175    Series 1992B (PRE)                           6.00     12/01/2004         187
    4,825    Series 1992B                                 6.00     12/01/2004       5,094
            Laredo ISD Public Limited GO,
      355    Series 1998A                                 5.06      2/01/2000         356
      370    Series 1998A                                 5.06      2/01/2001         371
      390    Series 1998A                                 5.06      2/01/2002         392
      410    Series 1998A                                 5.06      2/01/2003         411
      435    Series 1998A                                 5.06      2/01/2004         434
      460    Series 1998A                                 5.06      2/01/2005         456
      480    Series 1998A                                 5.06      2/01/2006         473
      505    Series 1998A                                 5.06      2/01/2007         493
      530    Series 1998A                                 5.06      2/01/2008         513
    3,830   Lewisville RB, Series 1998 (INS)(6)           5.38      9/01/2015       3,546
   11,700   Lower Colorado River Auth. RB,
             Series 1992 (INS)(2), (a)                    6.45      1/01/2003      10,094
    4,390   Marlin ISD Public Facility Corp. RB,
             Series 1998 (c)                              5.85      2/15/2018       4,196
    8,565   Municipal Power Agency RB, Series 1987        5.50      9/01/2013       8,511
   24,050   Port of Corpus Christi IDC PCRB,
             Series 1997B                                 5.40      4/01/2018      21,814
   11,790   Public Finance Auth. RB (INS)(1), (a)         6.06      2/01/2004       9,627
   10,000   San Antonio Electric and Gas Systems RB,
             Series 1991B (ETM)(INS)(3), (a)              6.38      2/01/2004       8,165
    5,000   Travis County Health Facilities Development
             Corp. Hospital RB, Series 1998A              5.13     11/01/2018       4,573
    4,000   Trinity River IDA RB                          7.25      2/01/2004       4,361
            Tyler Health Facilities Development
             Corp. Hospital RB,
    5,555    Series 1993B (East Texas Medical Center)     6.63     11/01/2011       5,131
    1,000    Series 1997A (Mother Frances Hospital)       5.63      7/01/2013         936

            Utah (2.1%)
      455   Housing Finance Agency RB, Series 1985B       5.30      7/01/2007         455
            Intermountain Power Agency RB,
    8,105    Series 1987A (INS)(1)                        5.00      7/01/2012       7,826
   16,430    Series 1988B (INS)(1), (a)                   6.48      7/01/2003      13,837
   21,895    Series 1988B (INS)(1), (a)                   6.18      7/01/2004      17,533
    7,000   Juab County PCRB, Series 1991 (b)             6.00      8/01/2011       7,000

            Vermont (0.1%)
    3,000   Educational and Health Buildings
             Financing Agency RB, Series 1998             5.50      7/01/2018       2,783

            Virginia (0.6%)
    5,000   Isle of Wight County IDA PCRB, Series 1994    5.80      5/01/2004       5,074
   10,000   Public School Auth. RB, Series 1999A          5.13      8/01/2019       9,273

            Washington (1.5%)
    3,255   Health Care Facilities Auth. RB,
             Series 1997A (INS)(1)                        5.13      8/15/2017       2,977
    6,185   Higher Education Facilities Auth. RB          5.20     10/01/2017       5,663
    2,000   Housing Finance Commission RB,
             Series 1999 (INS)(5)                         5.88      7/01/2019       1,953
            King County GO,
      780    Series 1993A (PRE)                           5.90     12/01/2007         824
    4,720    Series 1993A                                 5.90     12/01/2007       4,986
    5,000   King County Housing Auth. RB,
             Series 1998A (INS)(5)                        5.20      7/01/2018       4,659
   10,000   Port of Seattle Passenger Facility
             Charge RB, Series 1998A (INS)(1)             5.00     12/01/2017       9,051
            State Health Care Facilities Auth. RB,
    2,500    Series 1998 (INS)(5)                         5.25      8/15/2017       2,300
    2,500    Series 1998 (INS)(5)                         5.30      8/15/2018       2,301

            West Virginia (0.8%)
   16,940   School Building Auth. RB, Series 1994         6.25      7/01/2004      17,923

            Wisconsin (0.9%)
            Health and Educational Facilities Auth. RB,
   11,500    Series 1993 (Aurora Health Care) (INS)(1)    5.25      8/15/2012      11,190
    4,130    Series 1995A (Walkesha Memorial
             Hospital) (INS)(2)                           5.25      8/15/2012       4,037
    5,000    Series 1998A (Wausau Hospital) (INS)(2)      5.13      8/15/2020       4,469

            Wyoming (0.1%)
      108   Farm Loan Board COP, Series 1989 (NBGA)       6.50     12/01/1999         109
-----------------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $2,071,964)                     2,092,991
-----------------------------------------------------------------------------------------

                                PUT BONDS (4.7%)
            Alabama (0.2%)
    4,000   Housing Finance Auth. MFH RB,
             Series 1992C (NBGA)                          5.90      8/01/2007       4,044

            California (0.5%)
    7,500   Statewide Communities Development Auth. RB,
             Series 1998A (d)                             5.25      5/15/2025       7,128
    3,535   Woodland MFH RB, Series 1994A                 6.05     12/01/2024       3,632

            Florida (0.4%)
            Housing Finance Agency MFH RB,
    4,235    Series 1996R-1 (Windwood Oaks I) (NBGA)      5.65     12/01/2026       4,361
    4,500    Series 1996S-1 (Windwood Oaks II) (NBGA)     5.65     12/01/2026       4,634

            Illinois (0.6%)
   14,295   Hoffman Estates MFH RB, Series 1996           5.75      6/01/2021      14,704

            Kansas (0.3%)
    6,590   Merriam MFH RB, Series 1991A (NBGA)           7.25      4/01/2021       6,732

            Louisiana (0.2%)
    4,360   Shreveport Home Mortgage Auth. RB,
             Series 1995A (NBGA)                          6.40      9/01/2025       4,534

            New Mexico (0.5%)
            Bernalillo County MFH RB,
    7,700   Series 1994A (Sun Village Apts.) (NBGA)       6.50     10/01/2019       7,973
    3,320   Series 1995 (Sunchase Apts.) (NBGA)           5.80     11/01/2025       3,417

            Ohio (0.3%)
    5,500   Montgomery County IDA RB,
             Series 1992 (LOC)                            6.50      2/01/2007       5,820

            Pennsylvania (0.3%)
            Philadelphia IDA RB,
    3,500    Series 1997A                                 6.50     10/01/2027       3,534
    4,000    Series 1997B                                 6.50     10/01/2027       4,038

            Texas (0.1%)
    2,500   Gregg County Housing Finance Corp. RB,
             Series 1995A (NBGA)                          6.40      9/01/2025       2,616

            Utah (0.8%)
            Salt Lake County MFH RB,
   10,240    Series 1995A-1 (INS)(5)                      5.70     10/01/2025      10,517
    6,500    Series 1995B-1 (INS)(5)                      5.70     10/01/2025       6,676

            Washington (0.5%)
            Chelan County Public Utility District #1 RB,
    5,650    Series E                                     5.70      7/01/2068       5,654
    6,845    Series E                                     5.70      7/01/2068       6,849
-----------------------------------------------------------------------------------------
            Total put bonds (cost: $104,333)                                      106,863
-----------------------------------------------------------------------------------------

                        VARIABLE-RATE DEMAND NOTES (1.6%)
            Arkansas (0.1%)
      800   Fayetteville Public Facilities Board RB,
             Series 1997 (LOC)                            3.95      9/01/2027         800

            California (0.1%)
    2,300   State Financing Auth. PCRB,
             Series 1996C (LOC)                           3.70     11/01/2026       2,300

            Florida (1.0%)
   22,000   Gulf Breeze Healthcare Facilities RB,
             Series 1999 (NBGA) (d)                       3.92      1/01/2024      22,000
    3,620   Hillsborough County IDA PCRB, Series 1992     3.95      5/15/2018       3,620

            Georgia (0.2%)
    5,400   Fulton County Residential Care
             Facilities RB, Series 1996 (LOC)             3.95      1/01/2018       5,400

            Missouri (0.1%)
    2,800   State Health and Educational Facilities
             Auth. RB, Series 1996A (LOC)                 3.95      6/01/2026       2,800

            Virginia (0.1%)
       40   Alexandria Redevelopment and Housing
             Auth. RB, Series 1996B (LOC)                 3.95     10/01/2006          40
-----------------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $36,960)                       36,960
-----------------------------------------------------------------------------------------
            Total investments (cost: $2,213,257)                               $2,236,814
=========================================================================================





                         PORTFOLIO SUMMARY BY CONCENTRATION
                         ----------------------------------

              Hospitals                                     13.9%
              General Obligations                           11.8
              Escrowed Bonds                                11.7
              Multi-Family Housing                           6.1
              Electric/Gas Utilities - Municipal             5.8
              Buildings                                      4.7
              Education                                      4.3
              Appropriated Debt                              4.2
              Single-Family Housing                          3.9
              Toll Roads                                     3.9
              Paper & Forest Products                        3.8
              Special Assessment/Tax/Fee                     3.5
              Nursing/Continuing Care Centers                2.8
              Health Care - Miscellaneous                    2.6
              Real Estate Tax/Free                           2.1
              Finance - Municipal                            2.0
              Electric Utilities                             1.8
              Airport/Port                                   1.6
              Gaming Companies                               1.1
              Oil & Gas - Refining/Manufacturing             1.0
              Water/Sewer Utilities - Municipal              1.0
              Other                                          5.0
                                                            ----
              Total                                         98.6%
                                                            ====




       PORTFOLIO SUMMARY BY STATE
       --------------------------

   Alabama                       .6%
   Alaska                        .5
   Arizona                       .5
   Arkansas                      .8
   California                   6.6
   Colorado                     1.4
   Connecticut                  1.3
   District of Columbia         4.6
   Florida                      2.8
   Georgia                       .8
   Hawaii                        .5
   Idaho                         .1
   Illinois                     5.8
   Indiana                      2.5
   Iowa                          .9
   Kansas                        .3
   Louisiana                    1.6
   Maine                        1.9
   Maryland                     1.1
   Massachusetts                1.1
   Michigan                     2.4
   Minnesota                    1.5
   Mississippi                  1.7
   Missouri                      .2
   Montana                       .2
   Nebraska                      .5
   Nevada                       1.8
   New Hampshire                 .5
   New Jersey                   2.4
   New Mexico                    .8
   New York                    21.5
   North Carolina                .3
   Ohio                          .8
   Oklahoma                      .5
   Oregon                        .1
   Pennsylvania                 5.1
   Puerto Rico                  3.9
   Rhode Island                 1.3
   South Carolina                .6
   South Dakota                  .2
   Tennessee                    1.0
   Texas                        8.2
   Utah                         2.8
   Vermont                       .1
   Virginia                      .6
   Washington                   2.1
   West Virginia                 .8
   Wisconsin                     .9
   Wyoming                       .1
                               ----
   Total                       98.6%
                               ====









USAA SHORT-TERM FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

September 30, 1999
(Unaudited)





   Principal                                              Coupon      Final       Market
    Amount            Security                             Rate      Maturity     Value
------------------------------------------------------------------------------------------
                         FIXED-RATE INSTRUMENTS (60.7%)
            Alabama (0.1%)
   $1,000   Prattville Industrial Development PCRB,
             Series 1998                                   4.90%     9/01/2008  $      942

            Alaska (0.4%)
    6,500   North Slope Borough GO,
             Series 1998A (INS)(1), (a)                    4.60      6/30/2008       4,155

            Arizona (1.4%)
    1,750   Educational Loan Marketing Corp. RB,
             Series 1992A                                  6.70      3/01/2000       1,768
            Maricopa County Hospital RB,
    2,665    Series 1997                                   5.00      4/01/2000       2,679
    2,525    Series 1997                                   5.10      4/01/2001       2,547
    2,260    Series 1997                                   5.25      4/01/2002       2,290
    3,045    Series 1997                                   5.35      4/01/2003       3,097
    2,180    Series 1997                                   5.35      4/01/2004       2,215

            California (2.3%)
    2,550   Central Valley Cogeneration RB, Series 1993    5.40      7/01/2000       2,584
            Sacramento Cogeneration Auth. RB,
    1,000    Series 1995                                   5.70      7/01/2000       1,015
    1,000    Series 1995                                   5.80      7/01/2001       1,028
      900    Series 1995                                   5.90      7/01/2002         936
      900    Series 1995                                   6.00      7/01/2003         945
    1,000   San Francisco Bay Area Transit
             Facilities Auth. Notes, Series 1999 (INS)(6)  5.63      8/01/2006       1,037
            San Joaquin Hills Transportation
             Corridor Agency RB,
   12,615    Senior Lien (ETM) (a)                         7.10      1/01/2000      12,503
    3,500    Senior Lien (ETM) (a)                         7.16      1/01/2001       3,330

            Colorado (0.4%)
            Denver Health and Hospital Auth. RB,
    1,180    Series 1998A                                  5.13     12/01/2006       1,157
    1,250    Series 1998A                                  5.25     12/01/2007       1,225
    1,250    Series 1998A                                  5.25     12/01/2008       1,218

            Connecticut (1.0%)
            Mashantucket (Western) Pequot Tribe RB,
    1,000    Series 1996A (ETM) (d)                        6.25      9/01/2001       1,040
    1,000    Series 1996A (d)                              6.25      9/01/2001       1,032
    1,250    Series 1996A (ETM) (d)                        6.25      9/01/2002       1,318
    1,250    Series 1996A (d)                              6.25      9/01/2002       1,304
    1,480    Series 1996A (ETM) (d)                        6.25      9/01/2003       1,576
    1,520    Series 1996A (d)                              6.25      9/01/2003       1,598
    1,235    Series 1996A (ETM) (d)                        6.50      9/01/2006       1,366
    1,265    Series 1996A (d)                              6.50      9/01/2006       1,362

            District of Columbia (0.5%)
            Hospital RB,
    1,450    Series 1996A (ETM) (INS)(1)                   5.00      8/15/2002       1,475
    1,530    Series 1996A (ETM) (INS)(1)                   5.50      8/15/2003       1,584
    1,610    Series 1996A (ETM) (INS)(1)                   5.50      8/15/2004       1,672

            Florida (0.2%)
    1,470   Nassau County PCRB, Series 1992                5.60      6/01/2000       1,482
      590   Orange County Health Facilities Auth. RB,
             Series 1995                                   5.63      7/01/2001         597

            Georgia (0.4%)
    4,000   Camden County Development Auth. PCRB,
             Series 1997                                   5.25      4/01/2002       4,054

            Guam (1.8%)
            GO,
    5,000    Series 1995A                                  5.38      9/01/2000       5,042
   10,000    Series 1995A                                  5.50      9/01/2001      10,089
            Power Auth. RB,
    1,640    Series 1994A                                  5.50     10/01/1999       1,640
    1,725    Series 1994A                                  5.60     10/01/2000       1,759

            Hawaii (0.5%)
    4,720   Honolulu GO, Series 1999C (INS)(3)             5.00      7/01/2008       4,718

            Idaho (0.3%)
            Health Facilities Auth. RB,
      810    Series 1998                                   4.65      5/01/2005         781
      860    Series 1998                                   5.38      5/01/2006         863
      950    Series 1998                                   5.38      5/01/2007         948
    1,005    Series 1998                                   5.38      5/01/2008         996

            Illinois (4.8%)
   20,000   Chicago Board of Education GO,
             Series 1999A (INS)(3), (a)                    4.50     12/01/2009      11,714
   16,265   Chicago Water RB, Series 1997 (INS)(3), (a)    5.00     11/01/2005      12,079
    9,000   Cook County GO, Series 1989 (PRE) (INS)(1)     7.38     11/01/2008       9,208
    1,575   Health Facilities Auth. RB, Series 1996        5.60      1/01/2002       1,591
    3,330   Hodgkins Tax Increment RB, Series 1995A        6.90     12/01/2001       3,392
   11,551   Sangamon County Lease RB, #M99202 (c)          5.05     12/15/2005      11,441

            Indiana (3.4%)
    6,745   Development Finance IDA RB, Series 1996        4.80      6/01/2000       6,785
            Health Facility Financing Auth. RB,
   20,300    Series 1993 (PRE)                             5.40     11/01/2005      20,861
    4,200    Series 1994 (PRE)                             5.38      7/01/2001       4,255
    3,000    Series 1999A (INS)(1)                         5.00     11/01/2009       2,957

            Louisiana (4.1%)
   11,310   De Soto Parish PCRB, Series 1993A              5.05     12/01/2002      11,406
            Jefferson Parish School Board Sales and
             Use Tax RB,
    3,170    Series 1998 (INS)(4), (a)                     4.80      9/01/2007       2,138
    2,090    Series 1998 (INS)(4), (a)                     4.90      3/01/2008       1,363
    4,505   New Orleans Master Lease Agreement,
             #2300-1 (c)                                   7.99      2/01/2002       4,617
            Offshore Terminal Auth. RB,
    7,920    Series 1992B                                  6.00      9/01/2001       8,130
    5,000    Series 1992B                                  6.20      9/01/2003       5,224
    5,830    Series 1994B                                  5.85      9/01/2000       5,927
    3,440   St. Charles Parish PCRB                        7.63      6/01/2003       3,521

            Maine (1.3%)
            Jay PCRB,
    5,500    Series 1994A                                  4.65      9/01/2002       5,476
    8,305    Series 1994B                                  4.70      6/01/2002       8,282

            Massachusetts (2.6%)
            Health and Educational Facilities Auth. RB,
    3,445    Series 1998B (INS)(6)                         5.00      7/01/2006       3,369
    3,645    Series 1998B (INS)(6)                         5.25      7/01/2007       3,591
    1,640    Series 1998B (INS)(6)                         5.25      7/01/2008       1,602
   17,000   New England Education Loan Marketing
             Corp. RB, Series 1985A                        5.80      3/01/2002      17,513

            Michigan (1.9%)
            Hospital Finance Auth. RB, Central
             Michigan Hospital,
      245    Series 1996                                   5.00     10/01/1999         245
      255    Series 1996                                   5.30     10/01/2000         258
      130    Series 1996                                   5.50     10/01/2001         132
      275    Series 1996                                   5.70     10/01/2002         281
      285    Series 1996                                   5.80     10/01/2003         293
            Hospital Finance Auth. RB, Genesys
             Health System Medical Center,
    3,500    Series 1995A                                  6.80     10/01/2000       3,582
    3,500    Series 1995A                                  7.00     10/01/2001       3,644
    2,500    Series 1998A                                  5.50     10/01/2006       2,528
    1,500    Series 1998A                                  5.50     10/01/2007       1,509
    1,000    Series 1998A                                  5.50     10/01/2008       1,002
    5,800   Monroe Economic Development Corp. PCRB,
             Series 1997                                   5.00      2/01/2003       5,835

            Minnesota (0.6%)
            St. Paul Housing and Redevelopment
             Auth. Hospital RB,
      675    Series 1997A                                  5.00     11/01/2003         648
    1,410    Series 1997A                                  5.10     11/01/2004       1,342
    1,485    Series 1997A                                  5.20     11/01/2005       1,399
    1,560    Series 1997A                                  5.30     11/01/2006       1,458
    1,645    Series 1997A                                  5.35     11/01/2007       1,521

            Mississippi (1.4%)
            Jones County Hospital RB,
    1,000    Series 1997                                   5.00     12/01/2005         986
    1,050    Series 1997                                   5.00     12/01/2006       1,027
    1,105    Series 1997                                   5.10     12/01/2007       1,078
    1,155    Series 1997                                   5.20     12/01/2008       1,128
    5,225   Lafayette County Hospital RB, Series 1997      5.00      3/01/2002       5,249
      860   Lincoln County Hospital RB,
             Series 1998A (INS)(5)                         5.00      4/01/2004         865
    3,675   Union County Hospital RB, Series 1997          5.00      3/01/2002       3,706

            Montana (0.5%)
    4,803   State Lottery Commission Lease, #169 (c)       5.12      4/29/2004       4,807

            Nebraska (0.7%)
    5,000   American Public Energy Agency RB,
             Series 1999A (INS)(2)                         5.25      6/01/2008       5,074
            Investment Finance Auth. Hospital RB,
      465    Series 1997 (INS)(5)                          4.90     11/15/2005         463
      440    Series 1997 (INS)(5)                          5.00     11/15/2006         438
      410    Series 1997 (INS)(5)                          5.00     11/15/2007         405
      505    Series 1997 (INS)(5)                          5.05     11/15/2008         497

            New Jersey (0.1%)
    1,050   Camden County Improvement Auth. RB,
             Series 1997                                   4.75      2/15/2000       1,038

            New York (13.1%)
            Dormitory Auth. RB, City University System,
    3,245    Series 1996-2                                 5.00      7/01/2000       3,272
    1,285    Series 1996-2                                 5.10      7/01/2001       1,302
            Dormitory Auth. RB, Community
             Enhancement Facilities,
    1,675    Series 1999B                                  4.00      4/01/2005       1,598
    1,740    Series 1999B                                  4.00      4/01/2006       1,635
    5,000   Dormitory Auth. RB, Good Samaritan
             Hospital, Series 1998A (INS)(5)               5.50      7/01/2009       5,088
    1,170   Dormitory Auth. RB, Nyack Hospital,
             Series 1996                                   5.65      7/01/2001       1,185
            Dormitory Auth. RB, State University
             Educational Facilities,
    2,190    Series 1994B                                  5.30      5/15/2000       2,211
    6,450    Series 1995A                                  5.10      5/15/2000       6,504
    6,350    Series 1995A                                  5.25      5/15/2001       6,455
    7,500    Series 1995A                                  5.40      5/15/2002       7,700
    1,000    Series 1996                                   4.90      5/15/2000       1,007
    1,350    Series 1996                                   5.00      5/15/2001       1,367
    1,000    Series 1996                                   5.10      5/15/2002       1,019
    2,365   Dormitory Auth. Revenue Notes CP,
             Series 1989A (LOC)                            4.85     10/08/1999       2,365
    1,250   Dormitory Department of Health RB,
             Series 1996                                   4.75      7/01/2001       1,260
    5,325   Medical Care Facilities Finance Agency RB,
             Series 1994A (ETM)                            5.80      2/15/2001       5,443
            New York City GO,
    5,000    Series 1995A                                  5.40      8/01/2000       5,062
    1,450    Series 1995D (ETM)                            6.50      2/01/2002       1,522
    3,550    Series 1995D                                  6.50      2/01/2002       3,709
    3,325    Series 1996K (ETM)                            5.50      4/01/2001       3,394
    4,900    Series 1998F                                  5.50      8/01/2006       5,068
    6,420    Series 1998F                                  5.50      8/01/2007       6,619
    5,815    Series 1999F                                  4.88      8/01/2010       5,571
    5,000    Series 1999H                                  5.00      3/15/2008       4,964
    4,010   State COP                                      4.90      2/01/2002       4,052
    4,040   State COP                                      4.90      8/01/2002       4,090
    2,035   State COP                                      5.00      2/01/2003       2,062
   11,165   The City University of New York COP            5.75      8/15/2003      11,601
   10,000   Thruway Auth. Highway and Bridge Trust
             Fund Bonds, Series 1999B (INS)(3)             5.00      4/01/2008      10,058
    7,880   Thruway Auth. RB, Series 1995                  5.10      4/01/2001       7,977
    2,015   Ulster County IDA RB, Series 1999 (LOC)        5.20     11/15/2009       1,954
             Urban Development Corp. RB,
    4,400    Series 1993                                   5.25      1/01/2003       4,493
    1,715    Series 7                                      4.75      1/01/2002       1,727

            North Carolina (1.1%)
   11,000   Eastern Municipal Power Agency RB,
             Series 1996A                                  5.10      1/01/2000      11,015

            Ohio (0.6%)
            Franklin County Health Care Facilities RB,
    1,000    Series 1997                                   4.70      7/01/2002         993
    1,000    Series 1997                                   4.80      7/01/2003         991
      500    Series 1997                                   5.00      7/01/2004         496
    1,425    Series 1997                                   5.00      7/01/2005       1,404
    1,000    Series 1997                                   5.10      7/01/2006         981
      475    Series 1997                                   5.15      7/01/2007         464
      600    Series 1997                                   5.25      7/01/2008         585

            Oklahoma (1.8%)
            Holdenville Industrial Auth. RB,
    1,115    Series 1995 (ETM)                             5.45      7/01/2000       1,128
    1,380    Series 1995 (ETM)                             6.15      7/01/2004       1,463
      510    Series 1995 (ETM)                             6.35      7/01/2006         550
   15,000   Housing Development Auth. RB, Series 1997A     4.75     12/01/2002      14,900

            Pennsylvania (3.1%)
      655   Beaver County Finance Auth. RB,
             Series 1986A (INS)(1)                         8.00     11/01/2009         655
    4,875   Delaware IDA Refunding RB, Series 1997A        5.50      1/01/2000       4,878
    4,435   East Hempfield Township IDA RB, Series 1996    5.00      8/01/2001       4,468
    3,990   Hampden IDA Auth. RB, Series 1999              4.70      1/01/2007       3,739
   17,290   Higher Education Assistance Agency
             Student Loan RB, Series 1985A (INS)(3)        6.80     12/01/2000      17,786

            Puerto Rico (1.7%)
            Electric Power Auth. RB,
    5,000    Series 1997AA                                 5.00      7/01/2003       5,097
    5,000    Series 1997AA                                 5.00      7/01/2004       5,098
    6,955   Municipal Revenue Collection Center COP (c)    6.85     10/17/2003       7,079

            Tennessee (0.5%)
    2,000   Shelby County Hospital RB, Series 1993         5.10     11/01/2003       2,006
    3,000   Springfield Hospital RB, Series 1998           4.90      8/01/2008       2,835

            Texas (5.8%)
            Abilene Higher Education Facilities Corp. RB,
      355    Series 1995 (ETM)                             5.30     10/01/1999         355
      980    Series 1995                                   5.30     10/01/1999         980
      345    Series 1995 (ETM)                             5.40     10/01/2000         350
      935    Series 1995                                   5.40     10/01/2000         948
      170    Series 1995 (ETM)                             5.50     10/01/2001         174
    1,310    Series 1995                                   5.50     10/01/2001       1,336
      130    Series 1995 (ETM)                             5.60     10/01/2002         134
      870    Series 1995                                   5.60     10/01/2002         895
    3,235   Austin Higher Education Auth. RB,
             Series 1998                                   4.80      8/01/2009       2,998
            Bexar County Limited Tax GO,
    1,800    Series 1999 (a)                               4.35      6/15/2006       1,292
    3,355    Series 1999 (a)                               4.45      6/15/2007       2,276
    2,100   Brazoria County BAN, Series 1999               4.35      3/01/2000       2,101
    6,000   Calhoun County Navigation IDA PCRB,
             Series 1995                                   4.65      6/01/2001       6,036
            Harrison County Health Facilities
             Development Corp. RB,
    1,010    Series 1998 (INS)(6)                          4.80      1/01/2006         969
    1,055    Series 1998 (INS)(6)                          4.80      1/01/2007         998
    1,110    Series 1998 (INS)(6)                          4.90      1/01/2008       1,045
    3,000   Houston ISD GO, Series 1999A (a)               4.55      2/15/2009       1,845
            Houston ISD Public Facility Corp. Lease RB,
    3,885    Series 1998A (INS)(2), (a)                    4.85      9/15/2007       2,590
    3,885    Series 1998A (INS)(2), (a)                    4.90      9/15/2008       2,440
    4,805    Series 1998B (INS)(2), (a)                    4.85      9/15/2007       3,203
    5,260    Series 1998B (INS)(2), (a)                    4.90      9/15/2008       3,304
    2,500   Lampasas County IDC RB, Series 1997            5.20     12/01/2001       2,529
    3,495   Lewisville RB, Series 1998 (INS)(6)            5.00      9/01/2010       3,329
            Northeast Hospital Auth. RB,
    1,230    Series 1997                                   5.10      5/15/2000       1,238
    1,285    Series 1997                                   5.25      5/15/2001       1,300
    2,870    Series 1997                                   5.40      5/15/2003       2,925
            Tyler Health Facilities Development Corp. RB,
    2,700    Series 1997A                                  5.00      7/01/2003       2,674
    3,120    Series 1997A                                  5.00      7/01/2004       3,070
    1,625    Series 1997A                                  5.13      7/01/2005       1,595
    1,100    Series 1997A                                  5.20      7/01/2006       1,073
    1,125    Series 1997A                                  5.30      7/01/2007       1,095
    2,000   Water Resources Finance Auth. RB,
             Series 1999 (INS)(2)                          4.50      8/15/2007       1,940

            Virginia (0.2%)
            Halifax County IDA Hospital RB,
    1,100    Series 1998                                   4.50      9/01/2005       1,058
      600    Series 1998                                   4.65      9/01/2007         568
      500    Series 1998                                   4.75      9/01/2008         470

            West Virginia (1.9%)
    6,000   Kanawha County PCRB, Series 1997               5.25      4/01/2002       6,056
   13,480   School Building Auth. Capital
             Improvement RB, Series 1994                   6.00      7/01/2000      13,677

            Wisconsin (0.2%)
            Health and Educational Facilities Auth. RB,
      410    Series 1997                                   5.10     12/15/2005         404
      430    Series 1997                                   5.20     12/15/2006         423
      455    Series 1997                                   5.25     12/15/2007         445
      475    Series 1997                                   5.30     12/15/2008         466
------------------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $618,996)                          618,396
------------------------------------------------------------------------------------------

                                PUT BONDS (11.2%)
            California (3.2%)
    3,340   Brentwood Capital Improvement RB,
             Series 1996 (LOC)                             5.25      6/01/2026       3,361
    6,860   Fresno MFH RB, Series 1997A                    4.88      1/01/2028       6,820
    7,035   Redwood MFH RB, Series 1985B (NBGA)            5.20     10/01/2008       7,040
    4,000   Santa Rosa Housing Auth. MFH RB,
             Series 1995E (NBGA)                           4.85      9/01/2007       3,991
    6,170   South Gate Public Financing Auth. Tax
             Allocation Bonds, Series 1997 (LOC)           4.75      9/01/2019       6,181
    5,000   Statewide Community Development Auth. RB,
             Series 1999F                                  5.30      6/01/2029       4,942

            Florida (2.3%)
            Housing Finance Agency MFH RB,
    5,000    Series 1983F (Horizon Place) (NBGA)           5.35     12/01/2005       5,008
    4,000    Series 1983G (Oaks at Baymeadow) (NBGA)       5.35     12/01/2005       4,006
    5,000    Series 1987 (The Crossing) (NBGA)             4.85      2/01/2008       4,999
    5,200    Series 1995D (Park Colony) (LOC)              5.10      4/01/2013       5,225
    4,000    Series 1995K (Oaks at Regency) (LOC)          4.85     12/01/2005       4,005

            Illinois (1.1%)
   11,115   Health Facilities Auth. RB, Series 1998A
             (LOC)                                         4.70      7/01/2031      10,993

            Louisiana (2.5%)
   20,000   Public Facilities Auth. RB,
             Series 1985B-1 (INS)(2)                       5.00     12/01/2015      20,223
    5,000   St. Charles Parish PCRB                        4.85      6/01/2030       4,970

            Minnesota (0.7%)
    7,500   Minneapolis and St. Paul Housing and
             Redevelopment RB, Series 1996A (INS)(3)       5.13      6/01/2032       7,500

            Texas (0.8%)
    7,990   Lewisville RB, Series 1996 (PRE) (LOC)         5.00      5/01/2021       8,484

            Wyoming (0.6%)
    6,725   Community Development Auth. Housing RB,
             Series 1997-3                                 5.25      6/01/2017       6,773
------------------------------------------------------------------------------------------
            Total put bonds (cost: $113,951)                                       114,521
------------------------------------------------------------------------------------------

                       VARIABLE-RATE DEMAND NOTES (27.1%)
            Arkansas (1.2%)
   12,275   Fayetteville Public Facilities Board RB,
             Series 1997 (LOC)                             3.95      9/01/2027      12,275

            California (1.4%)
    4,305   Gardena Financing Agency RB,
             Series 1991 (LOC)                             4.70      9/01/2011       4,305
    9,700   Orange County Apartment Development RB,
             Series 1984J (LOC)                            5.70     11/01/2008       9,700

            Florida (5.0%)
    8,760   Atlantic Beach Improvement and
             Refunding RB, Series 1994B (LOC)              4.05     10/01/2024       8,760
   11,200   Dade County Health Facilities Auth. RB,
             Series 1995 (LIQ)                             4.05      9/01/2025      11,200
    2,600   Dade County Special Obligation Bonds,
             Series 1990 (LOC)                             4.75     10/01/2010       2,600
    2,440   Hillsborough County IDA PCRB, Series 1992      3.95      5/15/2018       2,440
            Jacksonville Hospital RB,
   14,700    Series 1988 (LOC)                             5.25      2/01/2018      14,700
   11,500    Series 1989 (LOC)                             5.25      2/01/2019      11,500

            Hawaii (1.2%)
   12,400   Housing Finance and Development Corp. RB,
             Series 1990B (LOC)                            4.70      7/01/2025      12,400

            Illinois (0.8%)
            Development Finance Auth. MFH RB,
      805    Series 1991 (LOC)                             5.30     10/01/2005         805
    2,735    Series 1991 (LOC)                             5.30     10/01/2015       2,735
      695   West Frankfort Commercial Redevelopment RB     6.39      4/01/2007         695
    4,000   Wood Dale IDRB, Series 1985 (LOC)              4.70      6/01/2000       4,000

            Iowa (1.3%)
   12,750   Council Bluffs PCRB, Series 1995               3.90      1/01/2025      12,750

            Kansas (1.8%)
    6,500   Development Finance Auth. RB,
             Series 1998BB (LOC)                           3.95     11/15/2028       6,500
    1,300   Kansas City RB, Series 1985 (LOC)              4.00      8/01/2015       1,300
            Wichita Health Systems RB,
    5,400    Series 1985XXV (LOC)                          4.50     10/01/2008       5,400
    4,800    Series 1985XXV (LOC)                          4.50     10/01/2011       4,800

            Louisiana (1.7%)
    9,900   Housing Finance Agency MFH RB,
             Series 1988B (LOC)                            4.45     12/01/2025       9,900
    7,300   Public Facilities Auth. MFH RB,
             Series 1991 (NBGA)                            4.10      7/01/2007       7,300

            Michigan (0.7%)
    7,300   Job Development Auth. PCRB,
             Series 1985 (LOC)                             5.25     10/01/2008       7,300

            Minnesota (1.1%)
    8,450   Cohasset RB, Series 1997A (LOC)                3.95      6/01/2020       8,450
    3,050   Duluth Economic Development Auth.
             Health Facilities RB, Series 1997 (LOC)       3.95      6/01/2019       3,050

            Mississippi (0.2%)
    1,900   Jackson County Port Facility RB, Series 1993   3.90      6/01/2023       1,900

            Missouri (2.3%)
   12,400   Independence IDA IDRB, Series 1997A (LOC)      3.95     11/01/2027      12,400
    6,200   Jackson County IDA RB, Series 1996A (LOC)      4.10     11/01/2016       6,200
    5,000   State Health and Educational Facilities
             Auth. RB, Series 1996A (LOC)                  3.95      6/01/2026       5,000

            New Jersey (0.2%)
    1,965   Newark Healthcare Facility RB, Series A (LOC)  4.95      6/01/2030       1,965

            New Mexico (1.6%)
   16,300   Hurley PCRB, Series 1985                       3.85     12/01/2015      16,300

            New York (0.7%)
    1,500   Chautauqua County IDA IDRB,
             Series 1984A (LOC)                            5.25      1/01/2000       1,500
    2,600   Long Island Power Auth. Electric
             Systems RB, Series 5 (LOC)                    3.75      5/01/2033       2,600
    2,925   St. Lawrence County IDA PCRB,
             Series 1985 (LOC)                             3.95     12/01/2007       2,925

            Oregon (0.2%)
    2,300   Clackamas County Hospital Facility RB,
             Series 1999C (LOC)                            3.88      5/15/2029       2,300

            Pennsylvania (1.1%)
            Allegheny County IDA RB,
    2,975    Series 1997A (LOC)                            3.95      7/01/2027       2,975
    3,900    Series 1997B (LOC)                            3.95      7/01/2027       3,900
    2,750    Series 1997D (LOC)                            3.95      7/01/2027       2,750
    1,400   Schuylkill County IDA RB,
             Series 1997A (LOC)                            3.75     12/01/2022       1,400

            Texas (2.5%)
   12,800   Gulf Coast Waste Disposal Auth. PCRB,
             Series 1995                                   3.85      6/01/2020      12,800
   10,565   Nueces River Auth. PCRB,
             Series 1985 (LOC)                             4.00     12/01/1999      10,565
    1,800   Port Arthur Navigation District IDC PCRB,
             Series 1985 (LOC)                             4.00      5/01/2003       1,800

            Virginia (1.8%)
   12,370   Alexandria Redevelopment and Housing
             Auth. RB, Series 1996B (LOC)                  3.95     10/01/2006      12,370
    3,275   Peninsula Ports Auth. Coal Terminal RB,
             Series 1987D (LOC)                            3.90      7/01/2016       3,275
    2,830   Waynesboro IDA RB, Series 1997 (LOC)           3.95     12/15/2028       2,830

            Washington (0.3%)
    3,000   Housing Finance RB, Series 1997 (LOC)          4.20      1/01/2027       3,000
------------------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $275,620)                      275,620
------------------------------------------------------------------------------------------
            Total investments (cost: $1,008,567)                                $1,008,537
==========================================================================================




        PORTFOLIO SUMMARY BY CONCENTRATION
        ----------------------------------

  Hospitals                                16.8%
  Multi-Family Housing                      8.7
  Escrowed Bonds                            8.2
  Nursing/Continuing Care Centers           7.6
  General Obligations                       7.1
  Appropriated Debt                         6.6
  Education                                 4.9
  Electric/Gas Utilities - Municipal        3.8
  Student Loans                             3.6
  Oil - International Integrated            3.0
  Electric Utilities                        2.9
  Single-Family Housing                     2.9
  Paper & Forest Products                   2.7
  Finance - Municipal                       2.3
  Airport/Port                              2.2
  Aluminum                                  1.9
  Special Assessment/Tax/Fee                1.8
  Water/Sewer Utilities - Municipal         1.7
  Chemicals                                 1.3
  Real Estate Tax/Free                      1.3
  Agricultural Products                     1.2
  Foods                                     1.1
  Toll Roads                                1.0
  Other                                     4.4
                                           ----
  Total                                    99.0%
                                           ====


      PORTFOLIO SUMMARY BY STATE
      --------------------------

   Alabama                       .1%
   Alaska                        .4
   Arizona                      1.4
   Arkansas                     1.2
   California                   6.9
   Colorado                      .4
   Connecticut                  1.0
   District of Columbia          .5
   Florida                      7.5
   Georgia                       .4
   Guam                         1.8
   Hawaii                       1.7
   Idaho                         .3
   Illinois                     6.7
   Indiana                      3.4
   Iowa                         1.3
   Kansas                       1.8
   Louisiana                    8.3
   Maine                        1.3
   Massachusetts                2.6
   Michigan                     2.6
   Minnesota                    2.4
   Mississippi                  1.6
   Missouri                     2.3
   Montana                       .5
   Nebraska                      .7
   New Jersey                    .3
   New Mexico                   1.6
   New York                    13.8
   North Carolina               1.1
   Ohio                          .6
   Oklahoma                     1.8
   Oregon                        .2
   Pennsylvania                 4.2
   Puerto Rico                  1.7
   Tennessee                     .5
   Texas                        9.1
   Virginia                     2.0
   Washington                    .3
   West Virginia                1.9
   Wisconsin                     .2
   Wyoming                       .6
                               ----
   Total                       99.0%
                               ====










USAA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

September 30, 1999
(Unaudited)





  Principal                                              Coupon      Final
    Amount             Security                           Rate      Maturity      Value
-------------------------------------------------------------------------------------------
                    VARIABLE-RATE DEMAND NOTES (77.9%)
            Alabama (1.3%)
  $12,000   Birmingham Medical Clinic Board RB,
             Series 1991 (LOC)                             3.93%    10/01/2018 $   12,000
    9,500   Evergreen Board IDRB, Series 1985 (LOC)        3.60     12/01/2004      9,500
    1,225   Montgomery Engelside Medical Clinic
             Board RB, Series 1999A (LOC)                  4.05      3/01/2008      1,225

            Arizona (0.8%)
    8,000   Mesa IDA RB, Series 1999B (LIQ)(INS)(1)        3.80      1/01/2029      8,000
    6,900   Pinal County IDA RB, Series 1995 (LOC)         3.90     12/01/2022      6,900

            Arkansas (0.3%)
    5,175   Texarkana IDRB, Series 1991                    4.50      3/01/2021      5,175

            California (1.3%)
    3,600   Irvine IDA RB, Series 1985 (LOC)               4.45     11/01/2005      3,600
    6,950   Livermore MFH RB, Series 1990A (LOC)           4.75      5/01/2020      6,950
    5,500   Orange County Apartment Development RB,
             Series 1985D (LOC)                            5.30      4/01/2006      5,500
    7,400   San Diego MFH RB, Series 1993A (NBGA)          3.90     12/01/2015      7,400

            Colorado (1.3%)
    2,000   Aurora IDRB, Series 1991 (LOC)                 3.85      8/01/2001      2,000
    6,300   Denver City and County Economic
             Development RB, Series 1999 (LOC)             3.85      7/01/2029      6,300
    9,000   Educational and Cultural Facilities RB,
             Series 1998 (LOC)                             3.90      8/01/2013      9,000
    3,150   El Paso County Economic Development RB,
             Series 1996 (LOC)                             3.90     11/01/2021      3,150
            Health Facilities Auth. RB,
    1,740    Series 1995 (LOC)                             3.90      9/01/2015      1,740
    1,875    Series 1996A (LOC)                            3.90     12/01/2016      1,875

            Delaware (0.1%)
    2,100   Economic Development Authority RB,
             Series 1993C                                  3.90     10/01/2028      2,100

            District of Columbia (0.6%)
   10,830   Revenue Bond, Series 1999C (National
             Academy of Sciences Project)(LIQ)(INS)(2)     3.90      1/01/2039     10,830

            Florida (8.0%)
      700   Brevard County Housing Finance Auth.
             MFH RB, Series 1993 (NBGA)                    3.85      7/01/2005        700
    2,885   Broward County Housing Finance Auth.
             MFH RB, Series 1990 (NBGA)                    3.90     10/01/2007      2,885
            Dade County Health Facilities Auth. RB,
   18,765    Series 1990 (LOC)                             4.40      9/01/2020     18,765
    1,800    Series 1995 (LIQ)(INS)(2)                     4.05      9/01/2025      1,800
    2,350   Dade County IDA RB, Series 1996 (LOC)          3.85     10/01/2016      2,350
   89,000   Gulf Breeze Healthcare Facilities RB,
             Series 1999 (NBGA)(d)                         3.92      1/01/2024     89,000
            Housing Finance Agency MFH RB,
    2,485    Series 1985C (LOC)                            3.85      8/01/2006      2,485
    4,000    Series 1985D (LOC)                            3.90      8/01/2006      4,000
    9,270    Series 1985EE (LOC)                           3.90      9/01/2008      9,270
    8,885    Series 1990D (NBGA)                           3.90     12/01/2009      8,885
    4,700   Miami Dade County Educational
             Facilities Auth. RB, Series 1998 (LOC)        3.85     10/01/2018      4,700

            Georgia (1.6%)
    5,500   Albany Dougherty County Hospital
             Authority RB, Series 1996 (LOC)(INS)(2)       3.80      9/01/2026      5,500
    8,330   Clayton County MFH RB, Series 1989 (LOC)       4.05     11/01/2006      8,330
    2,100   Fulton County Development Auth. PCRB,
             Series 1987                                   3.90      4/01/2010      2,100
            Fulton County Housing Auth. MFH RB (LOC)
    5,000    Series 1994 (LOC)                             3.85     10/01/2024      5,000
    5,000    Series 1996 (LOC)                             3.80      6/01/2023      5,000
    2,935   Peachtree Development Auth. RB,
             Series 1988 (LOC)                             4.05      7/01/2010      2,935

            Illinois (6.3%)
   14,700   Development Finance Auth. MFH RB,
             Series 1996 (NBGA)                            3.75     12/01/2013     14,700
            Development Finance Auth. RB,
    2,500    Series 1998 (LOC)                             3.90      8/01/2022      2,500
    3,000    Series 1999-2000A (LOC)                       3.85      6/30/2000      3,000
   25,000    Series 1999B (LOC)(INS)(2)                    3.80      9/01/2029     25,000
    7,000   Du Page County RB, Series 1999 (LOC)           3.82      7/01/2024      7,000
   13,000   Educational Facilities Authority RB,
             Series 1999A (LOC)                            3.79      6/01/2029     13,000
    1,530   Evanston IDRB, Series 1985 (LOC)               4.25      1/01/2015      1,530
   11,110   Hopedale IDRB, Series 1998 (LOC)               3.88      5/01/2009     11,110
   10,000   Housing Development Auth. RB,
             Series 1985U (LOC)                            3.90      1/01/2008     10,000
    1,400   Lake County Industrial Building RB,
             Series 1985 (LOC)                             4.15     10/01/2015      1,400
    3,400   Sauget PCRB                                    3.90      5/01/2028      3,400
   21,285   Schaumburg MFH RB, Series 1989 (LOC)           3.95     12/01/2004     21,285
    1,925   Winnebago County Health Care Facility RB,
             Series 1996 (LOC)                             3.83      1/01/2017      1,925

            Indiana (0.7%)
      700   Crawfordsville Economic Development RB,
             Series 1999B (LOC)                            3.88      1/01/2030        700
    2,300   Development Finance Auth. Economic
             Development RB, Series 1998 (LOC)             3.90      9/01/2018      2,300
    1,265   Hobart Economic Development RB,
             Series 1993 (LOC)                             3.88      6/01/2003      1,265
    2,200   Huntington Economic Development RB,
             Series 1998 (LOC)                             3.90     12/01/2025      2,200
    1,300   Huntington Industrial Economic
             Development RB, Series 1990                   3.95      6/26/2014      1,300
    4,605   Indianapolis Economic Development RB,
             Series 1997 (LOC)                             3.85      5/01/2018      4,605

            Iowa (1.1%)
    5,300   Chillicothe PCRB, Series 1991                  3.90     11/01/2010      5,300
    3,900   Finance Auth. MFH Refunding RB,
             Series 1995A (LOC)                            3.95     12/01/2017      3,900
    2,000   Finance Auth. RB, Series 1998 (LOC)            4.00      6/01/2028      2,000
    5,000   Louisa County PCRB, Series 1986A               3.90      9/01/2016      5,000
    3,600   Woodbury County Educational Facility RB,
             Series 1996 (LOC)                             3.85     11/01/2016      3,600

            Kansas (4.3%)
   56,500   Burlington Environmental Improvement RB,
             Series 1998A                                  3.90      9/01/2015     56,500
   14,440   Cygne Environmental Improvement RB,
             Series 1994                                   3.90      3/01/2015     14,440
    6,200   Kansas City RB, Series 1985 (LOC)              4.00      8/01/2015      6,200

            Kentucky (3.9%)
    7,000   Economic Development Finance Auth.
             Hospital RB, Series 1998A (LOC)               3.90      8/01/2013      7,000
            Economic Development Finance Auth. RB,
    1,800    Series 1997 (LOC)                             3.95     11/01/2017      1,800
   25,850    Series 1998 (LIQ)(INS)(8)                     3.85      8/01/2018     25,850
    2,000   Frankfort Economic Development RB,
             Series 1990                                   3.95      5/07/2014      2,000
    9,490   Hancock County Industrial Building RB,
             Series 1991 (LOC)                             4.00      7/01/2011      9,490
    3,125   Hardin County Water District Number 001
             Water RB, Series 1998 (LOC)                   3.90      9/01/2018      3,125
    6,610   Jefferson County Industrial Building RB,
             Series 1997 (LOC)                             3.90      1/01/2011      6,610
    9,100   Jefferson County MFH RB, Series 1996 (LOC)     3.85     12/01/2026      9,100
    6,000   Jefferson County Retirement RB,
             Series 1999 (LOC)                             3.80     10/01/2019      6,000

            Louisiana (2.0%)
            Ascension Parish PCRB,
    6,600    Series 1992                                   3.95      3/01/2011      6,600
    1,550    Series 1990                                   3.95      9/01/2010      1,550
   10,000   Delhi IDRB, Series 1996                        3.90     12/01/2012     10,000
    5,970   Public Facilities Auth. IDRB,
             Series 1996 (LOC)                             4.05     12/01/2014      5,970
    1,100   Public Facilities Auth. PCRB, Series 1992      3.95      8/01/2017      1,100
   11,700   Public Facilities Auth. RB, Series 1985 (LOC)  3.85     12/01/2000     11,700

            Maryland (1.9%)
    8,100   Health and Higher Educational
             Facilities RB, Series 1997 (LOC)              4.10      7/01/2022      8,100
            Montgomery County MFH RB,
    6,500    1985 Issue B (NBGA)                           3.85      8/01/2015      6,500
   20,200    1993 Issue I (NBGA)(d)                        3.85     11/01/2020     20,200

            Massachusetts (1.6%)
    5,750   Industrial Finance Agency RB,
             Series 1997 (LOC)                             3.93      5/01/2027      5,750
   23,990   Revere Housing Auth. MFH RB,
             Series 1991C (LOC)                            3.95      9/01/2028     23,990

            Michigan (2.8%)
   10,000   Dearborn Economic Development Corp. RB,
             Series 1998 (LOC)                             3.80     10/01/2023     10,000
   24,200   Detroit Downtown Development Auth. RB
             (LOC)                                         3.90     12/01/2010     24,200
    5,300   Grand Rapids IDRB (LOC)                        3.90      1/01/2010      5,300
   10,600   Hospital Finance Auth. Equipment Loan RN,
             Series A #19 (LOC)                            3.85     12/01/2023     10,600

            Minnesota (3.3%)
   12,950   Burnsville Housing RB, Series 1999 (LOC)       3.85      1/01/2045     12,950
    4,100   Duluth Economic Development Auth.
             Health Facilities RB, Series 1997 (LOC)       3.95      6/01/2019      4,100
            Minneapolis MFH RB,
    8,510    Series 1995 (Laurel Curve) (NBGA)(d)          3.75     12/01/2030      8,510
    4,795    Series 1995 (Swinford) (NBGA)(d)              3.75     12/01/2030      4,795
    7,535    Series 1995 (The Deforest) (NBGA)(d)          3.75     12/01/2030      7,535
    7,530    Series 1995 (The McNair) (NBGA)(d)            3.75     12/01/2030      7,530
   14,640    Series 1995 (Wilson Park Towers) (NBGA)(d)    3.75     12/01/2030     14,640

            Mississippi (0.2%)
    4,100   Hinds County Urban Renewal RN,
             Series 1991 (LOC)                             3.95      1/01/2007      4,100

            Missouri (1.4%)
            Clayton IDA RB,
    5,475    Series 1994A (LOC)                            4.10     12/01/2006      5,475
    5,525    Series 1994B (LOC)                            4.10      2/01/2007      5,525
    7,700    Series 1995C (LOC)                            4.10      5/01/2005      7,700
    5,950   Health and Educational Facilities Auth. RB,
             Series 1998 (LOC)                             3.80      7/01/2023      5,950
    1,000   West Plains IDA RB, Series 1986 (LOC)          4.40     11/01/2010      1,000

            Nebraska (0.5%)
    3,510   Buffalo County IDRB, Series 1985 (LOC)         3.85      2/01/2015      3,510
    5,100   Nuckolls County IDRB, Series 1985 (LOC)        3.85      2/01/2015      5,100

            New Hampshire (1.3%)
    7,710   Higher Educational and Health
             Facilities RB, Series 1996 (LOC)              3.85      5/01/2026      7,710
    3,025   Housing Finance Auth. MFH RB,
             Series 1990 (NBGA)                            3.90      7/01/2006      3,025
   12,505   Manchester Housing Auth. MFH RB,
             Series 1990A (LOC)                            3.85      6/15/2015     12,505

            New York (0.1%)
      750   Erie County IDA RB, Series 1998B (LOC)         3.75      2/01/2005        750

            North Carolina (0.2%)
    3,300   Buncombe County Industrial Facilities
             Financing Auth. IDRB, Series 1996             3.95     11/01/2006      3,300

            Ohio (1.6%)
    2,930   Butler County Healthcare Facilities RB,
             Series 1999 (LOC)                             3.90      3/01/2029      2,930
    6,000   Clark County IDA RB (LOC)                      4.05     12/01/2010      6,000
   20,000   Clinton County Hospital RB, Series 1999 (LOC)  3.80      7/01/2029     20,000

            Oklahoma (4.7%)
   50,000   Development Finance Authority RB,
             Series 1999A (LOC)                            3.80      6/01/2029     50,000
            Muskogee Industrial Trust PCRB,
   24,200    Series 1995A                                  3.90      1/01/2025     24,200
    6,000    Series 1997A                                  3.90      6/01/2027      6,000
            Muskogee Industrial Trust RB,
    2,760    Series 1985, Muskogee Mall Project (LOC)      4.00     12/01/2015      2,760
    2,400    Series 1985, Warmack-Muskogee
             Project (LOC)                                 4.00     12/01/2015      2,400

            Oregon (5.7%)
   11,200   Clackamas County Hospital Facility RB,
             Series 1999C (LOC)                            3.88      5/15/2029     11,200
            Medford Hospital Facilities Auth. RB,
   15,000    Series 1985 (LOC)                             3.88     12/01/2015     15,000
   16,050    Series 1991 (LOC)                             3.88      5/01/2021     16,050
   23,355    Series 1997 (LOC)                             3.88      5/15/2027     23,355
   38,100   Port of Portland Public Grain Elevator RB,
             Series 1984 (LOC)                             5.25     12/01/2014     38,100

            Pennsylvania (3.1%)
            Allegheny County Hospital Development
             Auth. RB,
   14,600    Series 1998B (LOC)                            4.00      3/01/2007     14,600
   15,100    Series 1998C (LOC)                            4.00      3/01/2013     15,100
   12,980    Series 1998D (LOC)                            4.00      3/01/2018     12,980
            Allegheny County IDA RB,
    1,750    Series 1994 (LOC)                             4.00     12/01/2008      1,750
      725    Series 1997A (LOC)                            3.95      7/01/2027        725
    1,350    Series 1997D (LOC)                            3.95      7/01/2027      1,350
    6,000   Allentown Redevelopment Authority MFH RB,
             Series 1990 (LOC)                             3.95      7/01/2020      6,000
    3,500   Clinton County IDA RB, Series 1985 (LOC)       4.00      9/01/2005      3,500

            South Carolina (0.1%)
    2,400   Sumter County IDRB, Series 1982 (LOC)          3.88     12/01/2002      2,400

            South Dakota (0.3%)
    4,500   Yankton IDRB, Series 1997                      3.88      7/01/2006      4,500

            Tennessee (10.5%)
   25,000   Knox County Health Educational and Housing
             Facilities Board RB, Series 1999A (LOC)       3.80      5/01/2029     25,000
    1,200   Maryville IDB Education RB,
             Series 1997B (LOC)                            4.00      8/01/2002      1,200
    9,320   Memphis Health, Education and Housing
             Facility Board MFH RB, Series 1990 (LOC)      3.95      1/01/2020      9,320
            Nashville and Davidson County IDB MFH RB,
    6,710    Series 1989 (LOC)                             3.95      9/01/2019      6,710
    9,680    Series 1989 (LOC)                             3.95     10/01/2019      9,680
            Nashville and Davidson County IDB RB,
   14,205    Series 1995 (NBGA)                            4.00     11/01/2012     14,205
    1,750    Series 1999 (LOC)                             4.00      7/01/2006      1,750
   14,135   Shelby County Health, Educational and Housing
             Facilities Board RB, Series 1984 (LOC)        3.90     10/01/2024     14,135
    9,285   Smyrna Housing Association Inc. MFH RB,
             Series 1989 (LOC)                             3.95      8/01/2019      9,285
   85,000   Sumner County Health Educational and
             Housing Facilities RB, Series 1999A (NBGA)(d) 3.92      6/01/2029     85,000
   13,000   Wilson County Sports Authority RB,
             Series 1999 (LOC)                             3.87      9/01/2029     13,000

            Texas (3.7%)
   15,075   Alamo Heights Higher Education Facility RB,
             Series 1999A (LOC)                            3.85      4/01/2019     15,075
   10,600   Amarillo Health Facilities Corp. RB,
             Series 1985 (LOC)                             4.00      5/31/2025     10,600
    1,000   Angelina and Neches River Auth. IDC RB,
             Series 1984C (LOC)                            4.00      5/01/2014      1,000
    5,915   Arlington IDC RB, Series 1985 (LOC)            4.25     10/01/2020      5,915
    2,970   Bell County Health Facilities
             Development Corp. RB, Series 1998 (LOC)       3.90      5/01/2023      2,970
    8,000   Brazoria County Health Facilities Development
             Corp. Hospital RB, Series 1999 (LOC)          3.90      7/01/2013      8,000
    2,000   Grayson County IDC RB, Series 1991             3.95     12/01/2002      2,000
    3,300   Harris County Housing Finance Corp. MFH RB,
             Series 1988A (NBGA)                           3.85      6/01/2005      3,300
    2,000   Health Facilities Development Corp.
             Hospital RB, Series 1985A (LOC)               4.00      5/31/2025      2,000
    7,200   Health Facilities Development Corp. RB,
             Series 1985B (LOC)                            4.00      8/01/2025      7,200
    4,005   Matagorda County Hospital District RB,
             Series 1988 (LOC)                             4.05      8/01/2018      4,005
    1,130   North Central IDA RB, Series 1983              3.95     10/01/2013      1,130
    2,560   Nueces River Auth. PCRB, Series 1985 (LOC)     4.00     12/01/1999      2,560
    1,475   Port Corpus Christi IDC RB, Series 1992 (LOC)  3.90      7/01/2002      1,475

            Utah (0.9%)
    7,300   Ogden City IDRB, Series 1986 (LOC)             3.45      9/01/2013      7,300
    8,570   Provo Housing MFH RB, Series 1987A             3.83     12/15/2010      8,570

            Virginia (0.1%)
      145   Alexandria Redevelopment and Housing
             Auth. RB, Series 1996B (LOC)                  3.95     10/01/2006        145
    1,400   Waynesboro IDA RB, Series 1997 (LOC)           3.95     12/15/2028      1,400

            Wisconsin (0.3%)
    5,700   Health and Educational Facilities Auth. RB,
             Series 1997 (LOC)                             4.00     11/01/2017      5,700
-----------------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $1,410,885)                 1,410,885
-----------------------------------------------------------------------------------------

                            PUT BONDS (6.8%)
            Illinois (4.1%)
            Health Facilities Auth. RB,
   15,000    Series 1985B                                  3.65      8/15/2015     15,000
   20,000    Series 1988                                   3.05      8/15/2010     20,000
    6,000    Series 1990A (LOC)                            3.50      2/01/2019      6,000
   20,000    Series 1995 (f)                               3.25      6/01/2030     20,000
   14,000    Series 1996                                   3.45      8/15/2030     14,000

            Kentucky (0.3%)
    5,500   Lexington-Fayette Urban County RB,
             Series 1987 (LOC)                             3.30      4/01/2015      5,500

            Montana (1.6%)
            Board of Investments Municipal Finance
             Consolidation Act Bonds,
    3,140    Series 1991 (NBGA)                            3.05      3/01/2001      3,140
    6,235    Series 1992 (NBGA)                            3.05      3/01/2005      6,235
    6,795    Series 1995 (NBGA)                            3.05      3/01/2010      6,795
    9,930    Series 1997 (NBGA)(f)                         3.05      3/01/2017      9,930
    2,430    Series 1998 (NBGA)                            3.05      3/01/2018      2,430

            New Hampshire (0.4%)
    7,205   IDA Resources Recovery RB,
             Series 1985 (INS)(1)                          3.65      7/01/2007      7,205

            New York (0.4%)
    7,000   Monroe County IDA RB, Series 1984              3.70      9/01/2014      7,000
-----------------------------------------------------------------------------------------
            Total put bonds (cost: $123,235)                                      123,235
-----------------------------------------------------------------------------------------

                        FIXED-RATE INSTRUMENTS (15.5%)
            Colorado (1.0%)
   18,575   Poudre School District TAN, Series 1999        3.90      6/30/2000     18,582

            Florida (0.3%)
    1,825   Halifax Hospital Medical Center TAN,
             Series 1999 (LOC)                             3.50      3/15/2000      1,829
    4,000   Jacksonville GO CP Notes                       3.65      1/31/2000      4,000

            Illinois (0.1%)
            Cook County School District Number 74
             GO Limited Tax School Bonds,
    1,170    Series 1999A                                  3.25     12/01/1999      1,171
      500    Series 1999B                                  3.25     12/01/1999        500

            Iowa (0.4%)
            Higher Education Loan Auth. RAN,
    1,700    Series 1999A                                  3.50      5/24/2000      1,702
    1,500    Series 1999B                                  3.50      5/24/2000      1,501
    1,960    Series 1999D                                  3.50      5/24/2000      1,962
    1,820    Series 1999H                                  3.50      5/24/2000      1,822

            Louisiana (0.2%)
            Public Facilities Auth. RN,
    2,500    Series 1998B                                  3.35     10/25/1999      2,500
    1,175    Series 1998C                                  3.35     10/25/1999      1,175

            Massachusetts (2.4%)
            Springfield,
    6,250    GO BAN (LOC)                                  4.25      3/02/2000      6,267
   11,500    GO BAN (LOC)                                  4.00      3/02/2000     11,523
    2,890    GO BAN (LOC)                                  4.00      6/23/2000      2,900
   10,000    GO BAN (LOC)                                  4.25      9/15/2000     10,046
   12,441   Whitman Hanson Regional School District
             BAN, Series 1999 (e)                          4.25     10/13/2000     12,501

            Michigan (0.2%)
    4,500   Jackson Public Schools, Student Aid Notes,
             Series 1999B (LOC)                            4.00      7/06/2000      4,515

            Minnesota (0.1%)
    2,350   Public Facilities Auth. PCRB,
             Series 1990A (PRE)                            7.10      3/01/2012      2,433

            Missouri (0.2%)
            Health and Educational Facilities Auth. RAN,
    1,500    Series 1999C (LOC)                            3.50      4/22/2000      1,502
      700    Series 1999D                                  3.50      4/22/2000        701
    1,200    Series 1999F (LOC)                            3.50      4/22/2000      1,202
    1,000    Series 1999G                                  3.50      4/22/2000      1,002

            New Jersey (1.3%)
   23,180   Jersey City School Promissory Notes (f)        3.50      3/03/2000     23,221

            New York (1.3%)
    1,475   Dutchess County Resource Recovery
             Agency RB, Series 1990A (PRE)                 7.20      1/01/2002      1,518
    3,750   Nassau County BAN, Series 1999C (LOC)          4.25      5/16/2000      3,765
    3,835   New York City IDA Civic Facility RB (PRE)      9.63      6/01/2015      4,095
    9,000   Niagara Falls City School District
             GO RAN (INS)(2)                               3.50      1/07/2000      9,000
    4,995   Urban Development Corp. RB, Series G (PRE)     6.00      1/01/2019      5,029

            Ohio (0.1%)
    1,000   Columbus Refunding RB, Series 1992B            5.80      1/01/2000      1,006

            Texas (6.7%)
            Dallas Area Rapid Transit CP Notes,
   12,000    Series 1995A (LOC)                            3.50      1/14/2000     12,000
   15,000    Series 1998B (LOC)                            3.50      1/14/2000     15,000
    5,000    Series 1998B (LOC)                            3.50      1/14/2000      5,000
    7,800    Series 1998B (LOC)                            3.55      1/31/2000      7,800
    6,000    Series 1998B (LOC)                            3.60      2/29/2000      6,000
    3,000    Series 1999C (LOC)                            3.60      3/07/2000      3,000
            Dallas Waterworks and Sewer System CP Notes,
    5,833    Series 1999B (LOC)                            3.60     12/15/1999      5,833
   15,777    Series 1999B (LOC)                            3.55     12/15/1999     15,777
    2,385    Series 1999B (LOC)                            3.50     12/15/1999      2,385
    4,432    Series 1999B (LOC)                            3.50      2/08/2000      4,432
    4,298    Series 1999B (LOC)                            3.55      8/02/2000      4,298
            Houston Water and Sewer System CP Notes,
    5,000    Series A                                      3.50     10/29/1999      5,000
   15,000    Series A                                      3.60     11/30/1999     15,000
    9,300   Lower Colorado River Auth. RB, Series 1996     5.50      1/01/2000      9,353
    9,500   San Antonio Water Systems CP, Series 1995      3.65      1/31/2000      9,500

            Virginia (0.7%)
   12,500   Norfolk IDA RN, Series 1998                    3.90     10/06/1999     12,500

            Washington (0.2%)
    2,750   Spokane RN, Series 1999                        3.50      1/31/2000      2,754

            Wisconsin (0.3%)
    5,000   Sparta Area School District BAN                3.25      3/01/2000      5,002
------------------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $279,604)                         279,604
-----------------------------------------------------------------------------------------
            Total investments (cost: $1,813,724)                               $1,813,724
==========================================================================================






           PORTFOLIO SUMMARY BY CONCENTRATION
           ----------------------------------

  Hospitals                                    21.8%
  Multi-Family Housing                         20.1
  Electric Utilities                            6.3
  Health Care - Miscellaneous                   6.1
  General Obligations                           5.7
  Nursing/Continuing Care Centers               5.0
  Education                                     4.4
  Banks - Major Regional                        4.3
  Water/Sewer Utilities - Municipal             3.6
  Finance - Municipal                           3.3
  Sales Tax                                     2.7
  Agricultural Products                         2.6
  Community Service                             2.4
  Manufacturing - Diversified Industries        2.2
  Buildings                                     1.8
  Aluminum                                      1.1
  Escrowed Bonds                                1.0
  Other                                         5.8
                                              -----
  Total                                       100.2%
                                              =====




      PORTFOLIO SUMMARY BY STATE
      --------------------------
   Alabama                      1.3%
   Arizona                       .8
   Arkansas                      .3
   California                   1.3
   Colorado                     2.3
   Delaware                      .1
   District of Columbia          .6
   Florida                      8.3
   Georgia                      1.6
   Illinois                    10.5
   Indiana                       .7
   Iowa                         1.5
   Kansas                       4.3
   Kentucky                     4.2
   Louisiana                    2.2
   Maryland                     1.9
   Massachusetts                4.0
   Michigan                     3.0
   Minnesota                    3.4
   Mississippi                   .2
   Missouri                     1.6
   Montana                      1.6
   Nebraska                      .5
   New Hampshire                1.7
   New Jersey                   1.3
   New York                     1.8
   North Carolina                .2
   Ohio                         1.7
   Oklahoma                     4.7
   Oregon                       5.7
   Pennsylvania                 3.1
   South Carolina                .1
   South Dakota                  .3
   Tennessee                   10.5
   Texas                       10.4
   Utah                          .9
   Virginia                      .8
   Washington                    .2
   Wisconsin                     .6
                              -----
   Total                      100.2%
                              =====










NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 1999
(Unaudited)




GENERAL NOTES
Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.


SPECIFIC NOTES
(a) Zero-Coupon security. Rate represents the effective yield at date of purchase. For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, these securities represented 2.8%, 10.2%, and 6.3% of the Funds' net assets, respectively.

(b) Adjustable rate security. Rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

(c) Illiquid securities valued using methods determined by a pricing service under general supervision of the Board of Directors. For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, these securities represented
 .3%, .2%, and 2.7% of the Funds' net assets, respectively.

For the USAA Long-Term Fund, the Texas State Veteran's Land Board GO is exempt from registration under the Securities Act of 1933 and any resale of the security must occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(d) These securities are exempt from registration under the Securities Act of 1933 and have been determined to be liquid by management. Any resale of these securities may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A. These securities represented 2.2%, 2.6%, 1.0%, and 13.1% of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds' net assets, respectively.

(e) At  September   30,   1999,   the  cost  of   securities   purchased  on   a
delayed-delivery basis for the USAA Tax Exempt Money Market Fund was $12.5 million.

(f) At  September  30,  1999,   these   securities  were   segregated  to  cover
delayed-delivery purchases.




See accompanying notes to financial statements.










STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 1999
(Unaudited)





                                                                  USAA           USAA
                                                               Long-Term   Intermediate-Term
                                                                 Fund             Fund
                                                               -----------------------------
ASSETS
   Investments in securities, at market value (identified
      cost of $2,030,200 and $2,213,257, respectively)         $2,052,161        $2,236,814
   Cash                                                               365               431
   Receivables:
      Capital shares sold                                             187               189
      Interest                                                     33,414            34,437
      Securities sold                                                 -                 -
                                                               ----------------------------
         Total assets                                           2,086,127         2,271,871
                                                               ----------------------------

LIABILITIES
   Securities purchased                                            16,985               -
   Capital shares redeemed                                          1,366               799
   USAA Investment Management Company                                 472               521
   USAA Transfer Agency Company                                        97               108
   Accounts payable and accrued expenses                               71               133
   Dividends on capital shares                                      2,960             2,408
                                                               ----------------------------
         Total liabilities                                         21,951             3,969
                                                               ----------------------------
            Net assets applicable to capital
              shares outstanding                               $2,064,176        $2,267,902
                                                               ============================
REPRESENTED BY:
   Paid-in capital                                             $2,064,262        $2,247,516
   Accumulated net realized loss on investments                   (22,047)           (3,171)
   Net unrealized appreciation of investments                      21,961            23,557
                                                               ----------------------------
            Net assets applicable to capital
              shares outstanding                               $2,064,176        $2,267,902
                                                               ============================
   Capital shares outstanding                                     158,172           177,996
                                                               ============================
   Authorized shares of $.01 par value                            290,000           302,000
                                                               ============================
   Net asset value, redemption price,
      and offering price per share                             $    13.05        $    12.74
                                                               ============================


See accompanying notes to financial statements.










STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
(IN THOUSANDS)

September 30, 1999
(Unaudited)

                                                                 USAA       USAA Tax Exempt
                                                              Short-Term      Money Market
                                                                 Fund             Fund
                                                              -----------------------------
ASSETS
   Investments in securities, at market value (identified
      cost of $1,008,567 and $1,813,724, respectively)         $1,008,537      $1,813,724
   Cash                                                             1,137           6,488
   Receivables:
      Capital shares sold                                             223           1,680
      Interest                                                     11,089           7,582
      Securities sold                                                -              4,814
                                                               --------------------------
         Total assets                                           1,020,986       1,834,288
                                                               --------------------------
LIABILITIES
   Securities purchased                                              -             18,501
   Capital shares redeemed                                            813           4,643
   USAA Investment Management Company                                 234             417
   USAA Transfer Agency Company                                        56              90
   Accounts payable and accrued expenses                              117             156
   Dividends on capital shares                                        582             201
                                                               --------------------------
         Total liabilities                                          1,802          24,008
                                                               --------------------------
            Net assets applicable to capital
              shares outstanding                               $1,019,184      $1,810,280
                                                               ==========================

REPRESENTED BY:
   Paid-in capital                                             $1,022,598      $1,810,280
   Accumulated net realized loss on investments                    (3,384)           -
   Net unrealized depreciation of investments                         (30)           -
                                                               --------------------------
            Net assets applicable to capital
              shares outstanding                               $1,019,184      $1,810,280
                                                               ==========================
   Capital shares outstanding                                      96,681       1,810,280
                                                               ==========================
   Authorized shares of $.01 par value                            190,000       3,235,000
                                                               ==========================
   Net asset value, redemption price,
      and offering price per share                             $    10.54      $     1.00
                                                               ==========================


See accompanying notes to financial statements.










STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 1999
(Unaudited)

                                                      USAA          USAA
                                                   Long-Term  Intermediate-Term
                                                      Fund           Fund
                                                   ----------------------------



Net investment income:
   Interest income                                 $ 63,112            $ 65,052
                                                   ----------------------------
   Expenses:
      Management fees                                 2,970               3,234
      Transfer agent's fees                             531                 588
      Custodian's fees                                  106                 160
      Postage                                            28                  45
      Shareholder reporting fees                         10                  17
      Directors' fees                                     2                   2
      Registration fees                                  58                  82
      Professional fees                                  13                  13
      Other                                               7                  19
                                                   -----------------------------
         Total expenses                               3,725               4,160
                                                   -----------------------------
            Net investment income                    59,387              60,892
                                                   -----------------------------
Net realized and unrealized loss on investments:
      Net realized loss                              (3,623)             (2,981)
      Change in net unrealized appreciation/
        depreciation                               (132,613)           (112,444)
                                                   ----------------------------
            Net realized and unrealized loss       (136,236)           (115,425)
                                                   ----------------------------
Decrease in net assets resulting
   from operations                                 $(76,849)           $(54,533)
                                                   ============================


See accompanying notes to financial statements.










STATEMENTS OF OPERATIONS (CONTINUED)
(IN THOUSANDS)

Six-month period ended September 30, 1999
(Unaudited)






                                                         USAA     USAA Tax Exempt
                                                      Short-Term    Money Market
                                                         Fund          Fund
                                                      ---------------------------
Net investment income:
   Interest income                                    $  24,680          $ 30,983
                                                      ---------------------------
   Expenses:
      Management fees                                     1,435             2,493
      Transfer agent's fees                                 305               488
      Custodian's fees                                      107               187
      Postage                                                36                54
      Shareholder reporting fees                             18                38
      Directors' fees                                         2                 2
      Registration fees                                      25                44
      Professional fees                                      13                16
      Other                                                   3                13
                                                      ---------------------------
         Total expenses                                   1,944             3,335
                                                      ---------------------------
            Net investment income                        22,736            27,648
                                                      ---------------------------
Net realized and unrealized gain (loss) on
  investments:
      Net realized gain                                      70               -
      Change in net unrealized
         appreciation/depreciation                      (17,693)              -
                                                      ---------------------------
            Net realized and unrealized loss            (17,623)              -
Increase in net assets resulting
   from operations                                    $   5,113          $ 27,648
                                                      ===========================


See accompanying notes to financial statements.










STATEMENTS OF CHANGES IN NET ASSETS
USAA LONG-TERM FUND
(IN THOUSANDS)

Six-month  period  ended  September  30,  1999,  and year ended  March 31,  1999
(Unaudited)



                                                             9/30/99       3/31/99
                                                          --------------------------
From operations:
   Net investment income                                  $   59,387      $  115,752
   Net realized gain (loss) on investments                    (3,623)         14,433
   Change in net unrealized appreciation/depreciation
      of investments                                        (132,613)        (26,388)
                                                          --------------------------
      Increase (decrease) in net assets
         resulting from operations                           (76,849)        103,797
                                                          --------------------------
Distributions to shareholders from:
   Net investment income                                     (59,387)       (115,752)
                                                          --------------------------
From capital share transactions:
   Proceeds from shares sold                                 335,563         685,452
   Dividend reinvestments                                     41,310          81,124
   Cost of shares redeemed                                  (344,703)       (628,904)
                                                          --------------------------
      Increase in net assets from
         capital share transactions                           32,170         137,672
                                                          --------------------------
Net increase (decrease) in net assets                       (104,066)        125,717
Net assets:
   Beginning of period                                     2,168,242       2,042,525
                                                          --------------------------
   End of period                                          $2,064,176      $2,168,242
                                                          ==========================
Change in shares outstanding:
   Shares sold                                                24,744          48,886
   Shares issued for dividends reinvested                      3,073           5,780
   Shares redeemed                                           (25,434)        (44,798)
                                                          --------------------------
      Increase in shares outstanding                           2,383           9,868
                                                          ==========================



See accompanying notes to financial statements.










STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA INTERMEDIATE-TERM FUND
(IN THOUSANDS)

Six-month  period  ended  September  30,  1999,  and year ended  March 31,  1999
(Unaudited)



                                                            9/30/99        3/31/99
                                                         --------------------------
From operations:
   Net investment income                                  $   60,892     $  113,940
   Net realized gain (loss) on investments                    (2,981)         2,285
   Change in net unrealized appreciation/depreciation
      of investments                                        (112,444)        (1,210)
                                                          -------------------------
      Increase (decrease) in net assets
         resulting from operations                           (54,533)       115,015
                                                          -------------------------
Distributions to shareholders from:
   Net investment income                                     (60,892)      (113,940)
                                                          -------------------------
From capital share transactions:
   Proceeds from shares sold                                 207,675        482,044
   Dividend reinvestments                                     46,572         87,970
   Cost of shares redeemed                                  (215,321)      (266,193)
                                                          -------------------------
      Increase in net assets from
         capital share transactions                           38,926        303,821
                                                          -------------------------
Net increase (decrease) in net assets                        (76,499)       304,896
Net assets:
   Beginning of period                                     2,344,401      2,039,505
                                                          -------------------------
   End of period                                          $2,267,902     $2,344,401
                                                          =========================
Change in shares outstanding:
   Shares sold                                                15,860         35,847
   Shares issued for dividends reinvested                      3,575          6,541
   Shares redeemed                                           (16,463)       (19,784)
                                                          -------------------------
      Increase in shares outstanding                           2,972         22,604
                                                          =========================



See accompanying notes to financial statements.










STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA SHORT-TERM FUND
(IN THOUSANDS)

Six-month  period  ended  September  30,  1999,  and year ended  March 31,  1999
(Unaudited)




                                                              9/30/99       3/31/99
                                                           ---------------------------
From operations:
   Net investment income                                   $   22,736     $   45,225
   Net realized gain on investments                                70            149
   Change in net unrealized appreciation/
      depreciation of investments                             (17,693)        (1,264)
                                                           -------------------------
      Increase in net assets resulting from operations          5,113         44,110
                                                           -------------------------
Distributions to shareholders from:
   Net investment income                                      (22,736)       (45,225)
                                                           -------------------------
From capital share transactions:
   Proceeds from shares sold                                  185,485        386,034
   Dividend reinvestments                                      19,149         38,210
   Cost of shares redeemed                                   (201,387)      (360,374)
                                                           -------------------------
      Increase in net assets from
         capital share transactions                             3,247         63,870
                                                           -------------------------
Net increase (decrease) in net assets                         (14,376)        62,755
Net assets:
   Beginning of period                                      1,033,560        970,805
                                                           -------------------------
   End of period                                           $1,019,184     $1,033,560
                                                           =========================
Change in shares outstanding:
   Shares sold                                                 17,448         35,919
   Shares issued for dividends reinvested                       1,805          3,554
   Shares redeemed                                            (18,944)       (33,532)
                                                           -------------------------
      Increase in shares outstanding                              309          5,941
                                                           =========================


See accompanying notes to financial statements.










STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA TAX EXEMPT MONEY MARKET FUND
(IN THOUSANDS)

Six-month  period  ended  September  30,  1999,  and year ended  March 31,  1999
(Unaudited)




                                              9/30/99          3/31/99
                                           -----------------------------
From operations:
   Net investment income                   $    27,648       $    53,086
                                           -----------------------------
Distributions to shareholders from:
   Net investment income                       (27,648)          (53,086)
                                           -----------------------------
From capital share transactions:
   Proceeds from shares sold                 1,031,739         1,991,129
   Dividend reinvestments                       26,307            50,435
   Cost of shares redeemed                  (1,014,802)       (1,906,313)
                                           -----------------------------
      Increase in net assets from
         capital share transactions             43,244           135,251
                                           -----------------------------
Net increase in net assets                      43,244           135,251
Net assets:
   Beginning of period                       1,767,036         1,631,785
                                           -----------------------------
   End of period                           $ 1,810,280       $ 1,767,036
                                           =============================
Change in shares outstanding:
   Shares sold                               1,031,739         1,991,129
   Shares issued for dividends reinvested       26,307            50,435
   Shares redeemed                          (1,014,802)       (1,906,313)
                                           -----------------------------
      Increase in shares outstanding            43,244           135,251
                                           =============================



See accompanying notes to financial statements.











NOTES TO FINANCIAL STATEMENTS

September 30, 1999
(Unaudited)





(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this semiannual report pertains only to the USAA Long-Term Fund, USAA Intermediate-Term Fund, USAA Short-Term Fund, and USAA Tax Exempt Money Market Fund (the Funds). The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. Security valuation - Investments in the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type, indications as to values from dealers in securities, and general market conditions. Securities which are not valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, all securities in the USAA Tax Exempt Money Market Fund, are stated at amortized cost which approximates market value.

B. Federal taxes - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
The Funds participate with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, each Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 15% of its total assets. During the six-month period ended September 30, 1999, the USAA Long-Term Fund had one borrowing of $2.17 million with a length of three days incurring $834 in interest expense. The USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds had no borrowings under any of these agreements during the period.

(3) DISTRIBUTIONS
Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At September 30, 1999, the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds had capital loss carryovers for federal income tax purposes of approximately $22.0, $3.2 and $3.4 million, respectively which, if not offset by subsequent capital gains will expire between 2000-2005. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
Costs of purchases and proceeds from sales/maturities of securities for the six-month period ended September 30, 1999, were as follows:



                        USAA                  USAA                  USAA          USAA Tax Exempt
                   Long-Term Fund     Intermediate-Term Fund   Short-Term Fund   Money Market Fund
                       ($000)                ($000)                ($000)             ($000)
                   -----------------------------------------------------------------------------
Purchases             $324,824             $176,814               $ 70,453          $2,513,389
Sales/maturities      $316,682             $152,019               $ 77,164          $2,483,633


For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, costs of purchases and proceeds from sales/maturities excludes short-term securities.

Gross unrealized appreciation and depreciation of investments at September 30, 1999, was as follows:


                            USAA           USAA              USAA
                          Long-Term   Intermediate-Term   Short-Term
                            Fund           Fund              Fund
                           ($000)         ($000)            ($000)
                          -----------------------------------------
Appreciation              $ 95,161       $ 74,147           $ 7,069
Depreciation               (73,200)       (50,590)           (7,099)
                          -----------------------------------------
     Net                  $ 21,961       $ 23,557           $   (30)
                          =========================================


(5) TRANSACTIONS WITH MANAGER
A. Management fees - USAA Investment Management Company (the Manager) carries out each Fund's investment policies and manages each Fund's portfolio. Management fees are computed at .28% of the average annual net assets of each Fund.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS  WITH  AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At September 30, 1999, the Association and its affiliates owned 5.2 million shares (2.9%) of the USAA Intermediate-Term Fund.

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.

(7) YEAR 2000
Like other mutual funds, the Funds could be adversely affected if the computer systems used by the Manager and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Manager has taken steps to address this potential year 2000 problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

(8) FINANCIAL HIGHLIGHTS -- USAA LONG-TERM FUND
Per share operating performance for a share outstanding throughout each period is as follows:



                              Six-Month
                             Period Ended
                             September 30,                   Year Ended March 31,
                                           -------------------------------------------------------------
                                1999         1999         1998         1997        1996          1995
                             ---------------------------------------------------------------------------
Net asset value at
   beginning of
   period                    $    13.92   $    14.00   $    13.22   $    13.17   $    12.96   $    13.20
Net investment
   income                           .38          .76          .78          .79          .79          .79
Net realized and
   unrealized
   gain (loss)                     (.87)        (.08)         .78          .05          .21         (.16)
Distributions from net
   investment income               (.38)        (.76)        (.78)        (.79)        (.79)        (.78)
Distributions of realized
   capital gains                    -            -            -            -            -           (.09)
                             ---------------------------------------------------------------------------
Net asset value at
   end of period             $    13.05   $    13.92   $    14.00   $    13.22   $    13.17   $    12.96
                             ===========================================================================
Total return (%)*                 (3.58)        4.98        12.04         6.51         7.88         5.07
Net assets at end
   of period (000)           $2,064,176   $2,168,242   $2,042,525   $1,822,436   $1,804,116   $1,774,643
Ratio of expenses to
   average net
   assets (%)                       .35(a)       .36          .36          .37          .37          .38
Ratio of net investment
   income to average
   net assets (%)                  5.60(a)      5.44         5.65         5.95         5.99         6.23
Portfolio turnover (%)            15.27        29.56        35.20        40.78        53.25        64.72



(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Assumes reinvestment of all dividend income and capital gain distributions during the period.



(8) FINANCIAL HIGHLIGHTS -- USAA INTERMEDIATE-TERM FUND
Per share operating performance for a share outstanding throughout each period is as follows:


                                 Six-Month
                               Period Ended
                               September 30,                         Year Ended March 31,
                                            -------------------------------------------------------------------
                                   1999          1999         1998          1997          1996          1995
                               --------------------------------------------------------------------------------
Net asset value at
   beginning of
   period                      $    13.39    $     13.38   $    12.77    $    12.77    $    12.50    $    12.48
Net investment
   income                             .34            .70          .71           .72           .71           .69
Net realized and
   unrealized
   gain (loss)                       (.65)           .01          .61           -             .27           .05
Distributions from net
   investment income                 (.34)          (.70)        (.71)         (.72)         (.71)         (.69)
Distributions of realized
   capital gains                      -              -            -             -             -            (.03)
                               --------------------------------------------------------------------------------
Net asset value at
   end of period               $    12.74     $    13.39   $    13.38    $    12.77    $    12.77    $    12.50
                               ================================================================================
Total return (%)*                   (2.31)          5.42        10.59          5.80          7.97          6.16
Net assets at end
   of period (000)             $2,267,902     $2,344,401   $2,039,505    $1,725,684    $1,660,039    $1,529,750
Ratio of expenses to
   average net
   assets (%)                         .36(a)         .36          .37           .37           .38           .40
Ratio of net investment
   income to average
   net assets (%)                    5.27(a)        5.21         5.42          5.65          5.54          5.63
Portfolio turnover (%)               6.74          11.85         7.87         23.05         27.51         27.26



(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Assumes reinvestment of all dividend income and capital gain distributions during the period.




(8) FINANCIAL HIGHLIGHTS -- USAA SHORT-TERM FUND
Per share operating performance for a share outstanding throughout each period is as follows:



                              Six-Month
                            Period Ended
                            September 30,                        Year Ended March 31,
                                         -------------------------------------------------------------------
                                 1999        1999          1998          1997          1996          1995
                            --------------------------------------------------------------------------------
Net asset value at
   beginning of
   period                   $    10.72    $    10.74    $    10.57    $    10.57    $    10.47    $    10.48
Net investment
   income                          .24           .49           .49           .49           .50           .47
Net realized and
   unrealized
   gain (loss)                    (.18)         (.02)          .17           -             .10          (.01)
Distributions from net
   investment income              (.24)         (.49)         (.49)         (.49)         (.50)         (.47)
                            --------------------------------------------------------------------------------
Net asset value at
   end of period            $    10.54    $    10.72    $    10.74    $    10.57    $    10.57    $    10.47
                            ================================================================================
Total return (%)*                  .52          4.46          6.35          4.70          5.83          4.51
Net assets at end
   of period (000)          $1,019,184    $1,033,560    $  970,805    $  804,897    $  774,020    $  801,157
Ratio of expenses to
   average net
   assets (%)                      .38(a)        .38           .39           .41           .42           .42
Ratio of net investment
   income to average
   net assets (%)                 4.44(a)       4.55          4.57          4.60          4.73          4.50
Portfolio turnover (%)            8.83          7.34          7.91         27.67         35.99         32.61



(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Assumes reinvestment of all dividend income distributions during the period.



(8) FINANCIAL HIGHLIGHTS -- USAA TAX EXEMPT MONEY MARKET FUND
Per share operating performance for a share outstanding throughout each period is as follows:


                              Six-Month
                            Period Ended
                            September 30,                       Year Ended March 31,
                                         ------------------------------------------------------------------
                                1999         1999         1998          1997          1996         1995
                            -------------------------------------------------------------------------------
Net asset value at
   beginning of
   period                   $     1.00    $     1.00   $     1.00    $     1.00    $     1.00    $     1.00
Net investment
   income                          .02           .03          .03           .03           .04           .03
Distributions from net
   investment income              (.02)         (.03)        (.03)         (.03)         (.04)         (.03)
                            -------------------------------------------------------------------------------
Net asset value at
   end of period            $     1.00    $     1.00   $     1.00    $     1.00    $     1.00    $     1.00
                            ===============================================================================
Total return (%)*                 1.56          3.26         3.48          3.30          3.65          2.98
Net assets at end
   of period (000)          $1,810,280    $1,767,036   $1,631,785    $1,565,634    $1,529,176    $1,456,747
Ratio of expenses to
   average net
   assets (%)                      .37(a)        .38          .38           .39           .40           .39
Ratio of net investment
   income to average
   net assets (%)                 3.11(a)       3.21         3.42          3.25          3.59          2.93



(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
  * Assumes reinvestment of all dividend income distributions during the period.











DIRECTORS
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

INDEPENDENT AUDITORS
KPMG LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 7:00 a.m. to 9:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

Internet Access
www.usaa.com

For Additional Information on Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund USAA TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777